HIGH INCOME
PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.




FUND LOGO




Quarterly Report

December 31, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



HIGH INCOME PORTFOLIO


TO OUR SHAREHOLDERS

Volatility continued to highlight stock and bond markets worldwide during the quarter ended December 31, 1997. The initial focus of investor concerns was the widening financial crisis in Asia. In the wake of a series of currency devaluations, many emerging economies are facing the challenges of higher interest rates, slowing economic growth and declining corporate earnings. Although the announcement of International Monetary Fund (IMF) loan packages to Thailand, Indonesia and Korea initially reassured investors, the stringent terms of the loans and their potential negative impact on these already beleaguered economies are now being called into question. In Japan, the failure of several major financial institutions has undermined the prospects for economic recovery.

As developments in Asia continue to unfold, US equity investors are trying to gauge the impact of poorer Asian economic prospects on multinational corporations. Although there have been periods of rising share prices, investor confidence has not been definitively restored. The US bond market benefited from a "flight to quality" as investors anticipated slower economic growth, but the release of stronger-than-expected economic statistics also prompted periods of declining bond prices.

As 1998 begins, investors are likely to continue to focus on the prospects for the US economy within the context of international developments. Although the Federal Reserve Board did not tighten monetary policy at its November 12 meeting, it remains to be seen whether US economic growth remains moderate enough and inflationary pressures sufficiently contained to preclude an increase in short-term interest rates in early 1998. The ongoing developments in Asia will undoubtedly also influence the central bank's monetary policy decisions in the new year.

The High-Yield Market
During the three-month period ended December 31, 1997, high-yield bond returns lagged ten-year Treasury bond returns (+1.62% versus +4.04%, respectively) and finished the year only slightly ahead of a strong Treasury performance (+12.63% versus +11.10%, respectively) as measured by the unmanaged CS First Boston Index. Despite the volatility caused by the Southeast Asian currency crisis, high-yield spreads have widened on average only 40 basis points--50 basis points (0.40%--0.50%) from their all-time tightest levels at mid-year, suggesting that both markets benefited from a flight out of international emerging market debt into the US domestic market.

Yield spreads stayed at historically narrow levels throughout most of 1997 driven by favorable economic conditions, a robust stock market and a steady pace of corporate mergers and debt refinancings. Low default rates and strengthened credit quality for many high-yield issuers have supported the technical strength of the high-yield market.

In 1997, the high-yield market witnessed one of the highest growth rates since the late 1980s at over 26%, with the new-issue supply approaching $136 billion. Demand has been broad-based with several categories of investors ranging from pensions to high-yield funds. The latter experienced $21 billion in capital inflows, equivalent to 27% of the year-end total assets.

Persistent strength in the high-yield market led investors to assume more credit risk. This resulted in outperformance by more volatile sectors such as zero coupon and B-rated securities. A broader universe of B-rated issuers performed much better than the higher-quality BB-rated group, both during the fourth quarter of 1997 (+2.26% as compared to +0.76%, respectively) and for the full year (+14.08% as compared to +10.14%, respectively), as measured by the CS First Boston Index. The yield spread between these two groups narrowed during the year to 117 basis points.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997


During the December quarter, the best-performing industry groups were cable television, radio and television broadcasting, diversified media, and publishing and printing. These industry groups were all comprised of domestic companies with large and stable free cash flows and low or declining capital spending needs. Several basic industries--such as paper, metals and mining, and forest products--were among the performance laggards because they were perceived as most adversely affected by the economic problems in Asia. It is our opinion that investors fear that the Pacific Rim countries might try to export their way out of severe recessions, thereby depressing world prices for commodities.

Portfolio Strategy
Continued equity infusions and merger and acquisition activity in various industries benefited three of the Portfolio's holdings during the December quarter. ComputerVision Corp., a Portfolio holding, was acquired by better-rated Parametric Technology Corp., while Harrah's Entertainment Inc. announced its acquisition plans for Showboat Inc., also a Portfolio holding. Dictaphone Corp., another Portfolio holding, recently restructured its bank debt, which eliminated onerous amortization payments for the next four years, and received an equity infusion from Stonington Partners. In January, AT&T Corp. moved to merge with Teleport Communications Group, Inc., also held in the Portfolio, with resulting credit enhancement and price appreciation of Teleport bonds.

Recent Asian currency and equity market sell-offs sent emerging market corporate bonds into a tailspin. On average, Asian and Brazilian corporate issuers traded down 10 points--25 points from their highs in October, resulting in punishing spreads that overly discount the worst credit scenarios.

Our strategy during the December quarter was to buy better-quality new issues and to add to positions in seasoned issues at times of temporary market weakness. We selectively sold bond issues trading at high premiums to par value or with limited call protection because of the moderate upside potential that these securities possess. During the second half of 1997, the Portfolio's quality profile continued to migrate toward the BB-rated or higher-quality end of the spectrum because of the narrow yield spreads between rating categories. As spreads widened during the fourth quarter of 1997, we became more aggressive purchasers of B-rated bonds.

At December 31, 1997, cash and cash equivalents totaled 9.4% of net assets, somewhat below the 10.8% of net assets held at September 30, 1997. Communications and media remains our largest industry category, totaling nearly 25.8% of net assets. Of more narrowly classified sectors, the largest industries were: energy, 8.3%; cable--domestic, 7.5%; and cable--international, 5.9%. The average maturity of the invested portion of the Portfolio was 6 years, 9 months at December 31, 1997.


In Conclusion
We appreciate your ongoing investment in High Income Portfolio of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and Portfolio Manager


February 5, 1998




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997


PORTFOLIO INFORMATION

                                                                                                               Percent of
Ten Largest Corporate Holdings                                                                                 Net Assets
TransAmerican Energy        TransAmerican is a privately held holding company whose principal subsidiaries are        3.0%
                            wholly-owned TransAmerican Refining Corp. (TARC) and 69%-owned TransTexas Gas
                            Corp., a publicly held company which explores for and produces oil and natural gas primarily in South Texas. TARC is in the midst of a two-phase construction and expansion program which, when finished, will give it one of the largest and most complex refineries in the US. Our bonds are secured by some 33 million shares of
                            TransTexas common, and two intercompany loans secured by mortgages on substantially all of the assets of TARC and TransTexas.

Nextel Communications       Nextel offers digital and analog wireless communication services throughout the           1.5
Inc.                        United States. The company's digital service currently covers approximately
                            50% of the total US population and once completed, will enable Nextel to offer nationwide digital wireless service.

NTL Inc.                    Through various subsidiaries, NTL Inc. owns and operates television and radio             1.5
                            broadcasting,cable television and telecommunications systems in the United
                            Kingdom. Prior to March of 1997, the company was called International Cabletel.

Century Communications      Century owns and operates 70 cable systems in 25 states and Puerto Rico. In               1.3
Corporation                 addition, the company has a 31.8% common equity interest in Centennial
                            Cellular, a provider of wireless telephone service in four geographic areas in the United States and Puerto Rico.

Time Warner Inc.            Time Warner is a media and entertainment company with interests in entertainment,         1.3
                            cable programming and sports franchises, publishing and cable. Our holding, a preferred stock, can be paid in cash or preferred stock at the company's option.

Lenfest Communications,     Through its primary subsidiary, Suburban Cable, Lenfest offers cable service              1.2
Inc.                        to nearly one million cable customers in Pennsylvania, New Jersey and Delaware.

Trump Atlantic City         Trump Atlantic City owns and operates the Trump Taj Mahal, the Trump Plaza,               1.2
Associates/Funding Inc.     and the Trump World's Fair hotel-casinos, all located on the boardwalk in
                            Atlantic City, New Jersey. These bonds are secured by mortgages on the properties.

USAir Inc.                  USAir is a major domestic air carrier with hubs at Pittsburgh, Philadelphia,              1.1
                            Charlotte and Indianapolis.

HMC Acquisition             HMC, a wholly-owned subsidiary of Host Marriott Corporation, owns 50 full-service         1.1
Properties                  hotels and has investment stakes in eight others, comprising the majority of
                            Host Marriott's lodging properties. All but three are operated under Marriott or Ritz-Carlton brand names. Host Marriott manages most of the properties for fees based on revenues or operating profit.

Sinclair Broadcasting       Sinclair Broadcasting Group Inc. is a diversified broadcasting company that owns          1.0
Group Inc.                  or provides programming services to television and radio stations across the
                            United States. Sinclair's radio station group offers a variety of programming formats including country, urban, news/talk/sports and album/progressive rock.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997



PORTFOLIO INFORMATION (concluded)


As of December 31, 1997


Quality Profile*                        Percent of
S&P Rating/Moody's Rating              Market Value

BBB/Baa                                    3.6%
BB/Ba                                     35.5
B/B                                       50.5
CCC/Caa                                    2.7
Not Rated                                  7.4
US Government Securities                   0.3

[FN]
*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.


                                       Percent of
Five Largest Industries                Net Assets

Energy                                     8.3%
Cable--Domestic                            7.5
Cable--International                       5.9
Paper & Forest Products                    4.6
Gaming                                     4.6


Geographic Profile                     Percent of
Top Five Foreign Countries*            Net Assets

Brazil                                     4.5%
United Kingdom                             3.9
Argentina                                  3.5
Mexico                                     2.2
Indonesia                                  2.0

[FN]
*All holdings are denominated in US dollars.



OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Jay C. Harbeck, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                       +11.45%        + 6.99%
Five Years Ended 12/31/97                 +11.13         +10.22
Ten Years Ended 12/31/97                  +12.35         +11.90

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class B Shares*

Year Ended 12/31/97                       +10.61%        + 6.61%
Five Years Ended 12/31/97                 +10.29         +10.29
Inception (10/21/88)
through 12/31/97                          +11.30         +11.30

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class C Shares*

Year Ended 12/31/97                       +10.55%        + 9.55%
Inception (10/21/94)
through 12/31/97                          +11.88         +11.88

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                       +11.18%        + 6.73%
Inception (10/21/94)
through 12/31/97                          +12.47         +11.04

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                         Net Asset Value
Period Covered                        Beginning      Ending         Dividends Paid*     % Change**
11/10/78--12/31/78                      $9.60        $9.54               $ 0.13          + 0.73%
1979                                     9.54         8.73                 1.05(a)       + 2.36
1980                                     8.73         7.91                 1.07          + 3.08
1981                                     7.91         7.26                 1.12          + 6.48
1982                                     7.26         7.74                 1.04          +23.09
1983                                     7.74         8.10                 1.01          +18.32
1984                                     8.10         7.72                 1.02          + 8.66
1985                                     7.72         8.29                 1.01          +21.61
1986                                     8.29         8.34                 0.98          +12.91
1987                                     8.34         7.80                 0.95          + 4.94
1988                                     7.80         7.80                 0.95          +12.71
1989                                     7.80         7.17                 0.97          + 4.33
1990                                     7.17         5.88                 1.00          - 4.61
1991                                     5.88         7.21                 0.90          +39.75
1992                                     7.21         7.78                 0.86          +20.64
1993                                     7.78         8.32                 0.76          +17.39
1994                                     8.32         7.31                 0.80          - 2.69
1995                                     7.31         7.83                 0.77          +18.38
1996                                     7.83         8.01                 0.75          +12.45
1997                                     8.01         8.10                 0.79(b)       +11.45
                                                                         ------
                                                                   Total $17.93

                                                Cumulative total return as of 12/31/97: +727.23%**

Performance Summary--Class B Shares
                                         Net Asset Value
Period Covered                        Beginning      Ending          Dividends Paid*    % Change***
10/21/88--12/31/88                      $7.92        $7.80                $0.18          + 0.74%
1989                                     7.80         7.17                 0.91          + 3.54
1990                                     7.17         5.89                 0.95          - 5.18
1991                                     5.89         7.22                 0.84          +38.67
1992                                     7.22         7.78                 0.80          +19.57
1993                                     7.78         8.33                 0.70          +16.65
1994                                     8.33         7.31                 0.74          - 3.54
1995                                     7.31         7.83                 0.72          +17.49
1996                                     7.83         8.01                 0.69          +11.60
1997                                     8.01         8.10                 0.73(b)       +10.61
                                                                          -----
                                                                    Total $7.26

                                                Cumulative total return as of 12/31/97: +167.65%***

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.
***Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
(a)Distribution includes $0.024 per share capital gains distributions.
(b)Distribution includes $0.020 per share capital gains distributions.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997


PERFORMANCE DATA (concluded)

Performance Summary--Class C Shares
                                         Net Asset Value
Period Covered                        Beginning      Ending          Dividends Paid*    % Change**
10/21/94--12/31/94                      $7.59        $7.32                $0.18          - 1.15%
1995                                     7.32         7.83                 0.71          +17.27
1996                                     7.83         8.02                 0.68          +11.68
1997                                     8.02         8.11                 0.73(a)       +10.55
                                                                          -----
                                                                    Total $2.30

                                                 Cumulative total return as of 12/31/97: +43.13%**

  *Figures may include short-term capital gains distributions.
 **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
(a)Distribution includes $0.020 per share capital gains distributions.


Performance Summary--Class D Shares
                                         Net Asset Value
Period Covered                        Beginning      Ending          Dividends Paid*    % Change**
10/21/94--12/31/94                      $7.59        $7.31                $0.19          - 1.17%
1995                                     7.31         7.83                 0.75          +18.09
1996                                     7.83         8.01                 0.73          +12.17
1997                                     8.01         8.10                 0.77(a)       +11.18
                                                                          -----
                                                                    Total $2.44

                                                 Cumulative total return as of 12/31/97: +45.54%**

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.
(a)Distribution includes $0.020 per share capital gains distributions.

Recent Performance Results
                                                                                                              Standardized
                                                                                     12 Month    3 Month      30-day Yield
                                                   12/31/97  9/30/97   12/31/96      % Change    % Change    As of 12/31/97
High Income Portfolio Class A Shares*                $8.10    $8.29      $8.01       + 1.37%(1)   -2.06%(1)       8.54%
High Income Portfolio Class B Shares*                 8.10     8.30       8.01       + 1.37(1)    -2.17(1)        8.13
High Income Portfolio Class C Shares*                 8.11     8.30       8.02       + 1.37(1)    -2.05(1)        8.07
High Income Portfolio Class D Shares*                 8.10     8.30       8.01       + 1.37(1)    -2.17(1)        8.30
High Income Portfolio Class A Shares--Total Return*                                  +11.45(2)    +0.64(3)
High Income Portfolio Class B Shares--Total Return*                                  +10.61(4)    +0.32(5)
High Income Portfolio Class C Shares--Total Return*                                  +10.55(6)    +0.43(7)
High Income Portfolio Class D Shares--Total Return*                                  +11.18(8)    +0.45(9)
Merrill Lynch High Yield Master Index**--Total Return                                +12.83       +2.58
CS First Boston High Yield Index**--Total Return                                     +12.63       +1.62
Ten-Year US Treasury Securities--Total Return                                        +11.10       +4.04

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **Unmanaged. These market-weighted Indexes mirror the high-yield debt market of securities rated BBBor below.
(1)Percent change includes reinvestment of $0.020 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.773 per share ordinary income dividends and $0.020 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.246 per share ordinary income dividends and $0.020 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.711 per share ordinary income dividends and $0.020 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.228 per share ordinary income dividends and $0.020 per share capital gains distributions.
(6)Percent change includes reinvestment of $0.708 per share ordinary income dividends and $0.020 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.227 per share ordinary income dividends and $0.020 per share capital gains distributions.
(8)Percent change includes reinvestment of $0.753 per share ordinary income dividends and $0.020 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.240 per share ordinary income dividends and $0.020 per share capital gains distributions.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds
Aerospace--0.4%   B+       B1    $ 30,000,000   Kitty Hawk, Inc., 9.95% due
                                                   11/15/2004                            $   30,033,750    $   30,300,000

Airlines--1.1%                                  Piedmont Aviation, Inc.:
                  B+       B1       1,304,000      Series 88J, 10.05% due 5/13/2005           1,181,685         1,433,585
                  B+       B1       1,116,000      Series 88J, 10.10% due 5/13/2007             999,021         1,252,911
                  B+       B1       3,767,000      Series 88J, 10.10% due 5/13/2009           3,327,542         4,268,538
                  B+       B1       2,710,000      Series 88J, 10.15% due 5/13/2011           2,366,806         3,129,047
                  B+       B1       2,226,000      Series 88K, 10% due 5/13/2004              2,026,506         2,417,647
                  B+       B1       2,666,000      Series 88K, 10.10% due 5/13/2008           2,374,020         3,001,063
                  B+       B1       2,550,000      Series 88K, 10.15% due 5/13/2010           2,251,293         2,916,792
                  B+       B1       1,985,000      Series E, 10.30% due 3/28/2007             1,855,291         2,251,585
                  B+       B1       1,950,000      Series F, 10.35% due 3/28/2011             1,999,719         2,229,649
                  B+       B1       1,500,000      Series H, 10% due 11/08/2012               1,493,250         1,694,093
                                                USAir Inc.:
                  CCC+     B3      25,000,000      9.625% due 2/01/2001                      20,109,906        25,812,500
                  B+       B1      21,000,000      10.375% due 3/01/2013                     20,768,125        23,527,875
                  B+       B1       4,726,090      Series 89A1, 9.33% due 1/01/2006++         4,470,742         4,841,265
                  B+       B1       1,432,000      Series A, 10.70% due 1/15/2007             1,525,137         1,562,312
                  B+       B1       1,815,000      Series C, 10.70% due 1/15/2007             1,933,048         1,980,165
                  B+       B1       1,107,000      Series E, 10.70% due 1/15/2007             1,159,472         1,207,737
                  B+       B1       1,092,000      Series F, 10.70% due 1/01/2003               984,165         1,210,646
                  B+       B1       1,092,000      Series G, 10.70% due 1/01/2003               984,165         1,210,646
                  B+       B1       1,092,000      Series H, 10.70% due 1/01/2003               984,165         1,210,646
                  B+       B1       1,092,000      Series I, 10.70% due 1/01/2003               984,165         1,210,646
                                                                                         --------------    --------------
                                                                                             73,778,223        88,369,348

Automotive--1.0%  B        B3      10,000,000   Collins & Aikman Corp., 11.50%
                                                   due 4/15/2006                             10,000,000        11,275,000
                  B+       B1      21,875,000   Exide Corp., 10.75% due 12/15/2002           22,358,281        23,160,156
                  B+       B2      42,500,000   Venture Holdings Trust, 9.50%
                                                   due 7/01/2005                             41,021,403        42,925,000
                                                                                         --------------    --------------
                                                                                             73,379,684        77,360,156

Broadcasting--    BB+      Ba2      7,518,000   Argyle Television Inc., 9.75%
Radio &                                            due 11/01/2005                             7,246,705         8,438,955
Television--2.1%  B-       B2      17,500,000   EZ Communications, Inc., 9.75%
                                                   due 12/01/2005                            17,361,575        19,381,250
                  B-       B3      35,000,000   SFX Broadcasting Inc., 10.75% due
                                                   5/15/2006                                 34,918,750        38,456,250
                  B-       B3      21,000,000   Salem Communications Corp., 9.50%
                                                   due 10/01/2007                            21,160,625        21,420,000
                                                Sinclair Broadcasting Group Inc.:
                  B        B2      50,000,000      10% due 9/30/2005                         50,343,269        53,125,000
                  B        B2       9,700,000      9% due 7/15/2007                           9,628,834         9,942,500
                  B        B2      15,000,000      8.75% due 12/15/2007                      14,941,200        15,075,000
                                                                                         --------------    --------------
                                                                                            155,600,958       165,838,955

Building          BB+      B1       3,000,000   Cemex S.A., 12.75% due 7/15/2006              3,000,000         3,600,000
Materials--0.8%                                 Nortek Inc.:
                  B-       B3      20,550,000      9.875% due 3/01/2004                      20,362,365        21,115,125
                  B+       B1       9,000,000      9.25% due 3/15/2007                        8,947,980         9,225,000
                  BBB      Ba1     29,084,000   US Gypsum Corp., 8.75% due 3/01/2017         25,890,006        30,029,230
                                                                                         --------------    --------------
                                                                                             58,200,351        63,969,355

Cable--                                         American Telecasting, Inc. (a):
Domestic--7.3%    CCC+     Caa     47,190,545      18.89% due 6/15/2004                      32,061,398        15,808,833
                  CCC+     Caa      9,430,000      26.322% due 8/15/2005                      3,436,062         2,781,850
                  NR*      NR*     20,000,000   CCA Industries, Inc., 13% due
                                                   12/31/1999++++                            16,463,336        20,415,635
                  CCC+     Caa     10,500,000   CS Wireless Systems Inc., 12.041%
                                                   due 3/01/2006 (a)                          7,094,356         2,782,500



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
<CAPTIN>
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Cable--Domestic                                 Cablevision System Corp.:
(concluded)       BB-      B1    $ 13,750,000      9.875% due 5/15/2006                  $   13,718,750    $   15,125,000
                  BB-      B1       5,000,000      10.50% due 5/15/2016                       4,900,000         5,843,750
                                                Century Communications Corporation:
                  BB-      Ba3     44,500,000      9.75% due 2/15/2002                       44,895,938        46,836,250
                  BB-      Ba3     45,000,000      9.50% due 3/01/2005                       44,542,813        47,812,500
                  BB-      Ba3     10,000,000      8.375% due 12/15/2007                      9,817,900         9,875,000
                                                Comcast Corporation:
                  BB+      Ba3      5,000,000      9.125% due 10/15/2006                      5,112,500         5,425,000
                  BB+      Ba3     30,000,000      9.50% due 1/15/2008                       29,468,813        31,813,200
                  B-       B2      70,000,000   Echostar Communications Corp.,
                                                   11.712% due 6/01/2004 (a) (f)             59,519,214        64,050,000
                  B-       B3      25,000,000   Echostar Satellite Broadcasting,
                                                   11.25% due 3/15/2004 (a)                  20,761,860        21,375,000
                  B        B2      31,000,000   Intermedia Capital Partners L.P.,
                                                   11.25% due 8/01/2006                      31,002,500        34,100,000
                                                Lenfest Communications, Inc.:
                  BB+      Ba3     50,000,000      8.375% due 11/01/2005                     47,987,450        51,500,000
                  BB-      B2      40,000,000      10.50% due 6/15/2006                      40,444,200        44,600,000
                  B        B1      50,000,000   Olympus Communications L.P., 10.625%
                                                   due 11/15/2006                            50,282,500        55,625,000
                  CCC+     Caa     25,000,000   People's Choice T.V. Corporation,
                                                   15.21% due 6/01/2004 (a)                  16,783,307         8,875,000
                  BB+      Ba3     40,000,000   TCI Communications Inc., 9.65%
                                                   due 3/31/2027                             40,258,360        46,952,598
                  B-       B3      40,000,000   TCI Satellite Entertainment, Inc.,
                                                   12.15% due 2/15/2007 (a)                  24,701,274        26,800,000
                  B-       B3      50,338,000   Wireless One Inc., 13.50% due
                                                   8/01/2006 (a) (c)                         30,487,528        10,319,290
                                                                                         --------------    --------------
                                                                                            573,740,059       568,716,406

Cable--                                         Australis Media Ltd.:
International--   NR*      NR*      7,616,276      14.391% due 11/01/2002 (a)                 5,190,126         5,188,184
5.6%              D        C          700,819      1.75%/15.75% due 5/15/2003 (i)               476,970           308,360
                  NR*      NR*     79,117,000      1.75%/15.75% due 5/15/2003 (d) (i)        56,318,088        34,512,823
                  B-       B2      10,000,000   Azteca Holdings S.A., 11% due 6/15/2002       9,962,200        10,350,000
                  BB-      Baa3    59,000,000   Bell Cablemedia PLC, 11.86% due
                                                   9/15/2005 (a)                             43,222,973        52,315,297
                  B-       B2      55,000,000   Comcast UK Cable Partners Ltd., 11.23%
                                                   due 11/15/2007 (a)                        40,148,918        44,825,000
                                                Diamond Cable Communications PLC (a):
                  B-       B3      15,000,000      11.366% due 12/15/2005                    10,961,639        11,700,000
                  B-       B3      25,000,000      10.87% due 2/15/2007                      16,104,871        17,125,000
                                                NTL Inc.:
                  B-       B3      25,000,000      10% due 2/15/2007                         25,015,625        26,437,500
                  B-       B3      80,000,000      Series B, 11.701% due 2/01/2006 (a)       55,936,063        62,500,000
                  BB-      B2       2,000,000   Rogers Communications, Inc., 9.125%
                                                   due 1/15/2006                              1,897,500         2,040,000
                  B+       B1      75,000,000   TeleWest Communications PLC, 11.02%
                                                   due 10/01/2007 (a)                        55,817,898        58,593,750
                  B        B2      45,000,000   UIH Australia/Pacific Inc., Series B,
                                                   14% due 5/15/2006 (a)                     28,572,155        31,500,000
                                                United International Holdings,
                                                Inc. (a) (h):
                  B-       B3      19,800,000      13.799% due 11/15/1999                    15,429,697        16,038,000
                  B-       B3      55,000,000      15.657% due 11/15/1999                    41,364,197        45,375,000
                  BBB-     Ba3     11,250,000   Videotron Groupe L'TEE, 10.25% due
                                                   10/15/2002                                11,322,500        11,826,169
                                                                                         --------------    --------------
                                                                                            417,741,420       430,635,083



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Capital Goods--   BB-      B1     $21,450,000   Essex Group Inc., 10% due 5/01/2003      $   21,546,500    $   22,468,875
1.1%                                            International Wire Group, Inc.:
                  B-       B3      25,000,000      11.75% due 6/01/2005                      24,986,250        27,500,000
                  B-       B3      15,000,000      11.75% due 6/01/2005                      16,312,500        16,500,000
                  B-       B3      20,000,000   Trench Electric & Trench Inc.,
                                                   10.25% due 12/15/2007                     20,000,000        20,400,000
                                                                                         --------------    --------------
                                                                                             82,845,250        86,868,875

Chemicals--0.6%   BB-      Ba3     11,000,000   Agriculture Minerals & Chemicals
                                                   Company, L.P., 10.75% due 9/30/2003       11,060,000        11,893,750
                                                ISP Holdings Inc.:
                  BB-      Ba3     19,502,000      9.75% due 2/15/2002                       19,502,000        20,696,498
                  BB-      Ba3     10,000,000      9% due 10/15/2003                          9,972,100        10,412,500
                                                                                         --------------    --------------
                                                                                             40,534,100        43,002,748

Childcare--0.2%   B-       B3      15,000,000   KinderCare Learning Centers, Inc.,
                                                   9.50% due 2/15/2009                       14,859,375        15,000,000

Computer          BB-      Ba1     55,000,000   Advanced Micro Devices, Inc.,
Services--                                         11% due 8/01/2003                         56,951,250        59,125,000
Electronics--                                   ComputerVision Corp.:
1.9%              CCC      B3      17,000,000      11.375% due 8/15/1999                     16,438,750        17,297,500
                  B+       B2      12,500,000      8% due 12/01/2009                          6,802,473        12,312,500
                  CCC      B3      40,500,000   Dictaphone Corp., 11.75% due
                                                   8/01/2005                                 40,114,375        39,487,500
                  B+       B3      15,000,000   Jordan Telecom Products, 9.875%
                                                   due 8/01/2007                             14,882,460        15,412,500
                                                                                         --------------    --------------
                                                                                            135,189,308       143,635,000

Conglomerates--   NR*      NR*     15,000,000   Dine, S.A. de C.V., 8.75% due
1.3%                                               10/15/2007                                14,887,200        14,475,000
                  NR*      NR*      7,279,000   MacAndrews & Forbes Holdings, Inc.,
                                                   13% due 3/01/1999                          6,779,200         7,342,691
                  B+       B3      26,000,000   Sequa Corp., 9.375% due 12/15/2003           25,146,563        27,170,000
                  BB-      NR*     55,000,000   Voto-Votorantim S.A., 8.50% due
                                                   6/27/2005                                 54,125,400        50,600,000
                                                                                         --------------    --------------
                                                                                            100,938,363        99,587,691

Consumer          B        B3      90,000,000   CLN Holdings Inc., 11.621% due
Products--1.7%                                     5/15/2001 (a)                             61,500,127        60,075,000
                  B+       Ba3     15,000,000   Coty Inc., 10.25% due 5/01/2005              15,000,000        16,012,500
                  B+       B1      45,880,000   International Semi-Tech Microelectronics,
                                                   Inc., 12.51% due 8/15/2003 (a)            32,449,049        16,975,600
                                                Revlon Consumer Products Corp.:
                  B        B2      27,000,000      9.375% due 4/01/2001                      25,021,011        27,675,000
                  B-       B3       9,500,000      10.50% due 2/15/2003                       8,795,000        10,165,000
                  B+       B1       2,240,000   Samsonite Corporation, 11.125%
                                                   due 7/15/2005                              2,144,800         2,525,600
                                                                                         --------------    --------------
                                                                                            144,909,987       133,428,700

Consumer          B+       B2      13,650,000   Coinmach Corp., 11.75% due 11/15/2005        15,004,875        15,219,750
Services--0.2%

Convertible       NR*      B3       6,195,000   Builders Transport, Inc., 8% due
Bonds**--0.1%                                      8/15/2005 (2)                              3,614,250         3,500,175
                  BBB+     Ba1      6,375,000   Quantum Health Resources Inc., 4.75%
                                                   due 10/01/2000 (1)                         5,956,562         5,968,594
                                                                                         --------------    --------------
                                                                                              9,570,812         9,468,769

Diversified--0.2% B-       B3      10,000,000   Foamex Capital Corp., 9.875% due
                                                   6/15/2007                                 10,000,000        10,075,000
                  B-       B2       8,000,000   Koppers Industries, Inc., 9.875%
                                                   due 12/01/2007                             8,000,000         8,280,000
                                                                                         --------------    --------------
                                                                                             18,000,000        18,355,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Energy--8.1%      B+       B2    $ 13,000,000   Benton Oil & Gas Co., 9.375%
                                                   due 11/01/2007                        $   13,000,000    $   13,357,500
                                                Chesapeake Energy Corporation:
                  BB-      Ba3     17,010,000      10.50% due 6/01/2002                      18,117,544        18,285,750
                  BB-      Ba3      4,400,000      9.125% due 4/15/2006                       4,388,100         4,565,000
                  BB-      Ba3      1,000,000      Series B, 7.875% due 3/15/2004               983,750           987,500
                  B+       B2      15,000,000   Clark R & M Holdings, Inc., 8.875% due
                                                   11/15/2007                                14,892,150        15,225,000
                  B+       B3      19,000,000   Clark USA Inc., Series B, 10.875% due
                                                   12/01/2005                                19,892,500        20,733,750
                  BBB-     Ba3     42,500,000   Compania Naviera Perez Companc
                                                   S.A.C.F.I.M.F.A., 9% due 1/30/2004        43,872,500        43,775,000
                  B        B2      10,000,000   Cross Timbers Oil Company, 8.75% due
                                                   11/01/2009                                10,000,000        10,212,500
                  B        B2      10,000,000   Energy Corp. of America, 9.50% due
                                                   5/15/2007                                  9,975,000        10,025,000
                  B        B2      20,000,000   Forcenergy, Inc., 8.50% due 2/15/2007        19,740,050        20,350,000
                  B        B1      22,000,000   KCS Energy Inc., 11% due 1/15/2003           22,723,750        24,310,000
                  BBB-     Baa3    28,000,000   Oleoducto Centrale S.A., 9.35% due
                                                   9/01/2005                                 27,967,500        30,329,880
                  B+       B1      25,500,000   Parker Drilling Co., 9.75% due
                                                   11/15/2006                                25,510,725        27,348,750
                                                Petroleo Brasileiro S.A.--Petrobras:
                  BB-      B1      15,000,000      10% due 10/17/2006                        14,869,812        15,187,500
                  B+       B1      15,000,000      10% due 10/17/2006                        15,097,500        15,300,000
                  BB+      Ba3     25,000,000   Seagull Energy Corp., 8.625% due
                                                   8/01/2005                                 24,990,000        26,312,500
                  B        B3       6,000,000   Southwest Royalties Inc., 10.50%
                                                   due 10/15/2004                             5,944,160         6,000,000
                                                TransAmerican Energy:
                  B+       B3      11,350,000      11.50% due 6/15/2002                      11,272,000        11,179,750
                  B+       B3     278,200,000      13.162% due 6/15/2002 (a)                230,238,268       223,951,000
                  NR*      NR*     36,000,000   TransAmerican Refining Corporation,
                                                   13% due 12/15/2002                        36,000,000        36,180,000
                                                Trico Marine Services, Inc.:
                  BB-      Ba3      5,000,000      8.50% due 8/01/2005                        5,012,500         5,093,750
                  BB-      NR*     10,000,000      Series C, 8.50% due 8/01/2005             10,100,000        10,187,500
                  BB       Ba2     15,000,000   Triton Energy Corp., 9.25% due
                                                   4/15/2005                                 14,936,550        16,344,375
                  B-       B2      20,000,000   United Refining Co., 10.75% due
                                                   6/15/2007                                 20,000,000        21,100,000
                                                                                         --------------    --------------
                                                                                            619,524,359       626,342,005

Entertainment--   B-       B2      24,495,000   AMF Group Inc., Series B, 12.578%
1.3%                                               due 3/15/2006 (a)                         16,395,825        19,228,575
                  B        B1      15,000,000   Fox/Liberty Networks LLC, 8.875%
                                                   due 8/15/2007                             14,930,000        15,075,000
                  B        B2      60,000,000   Six Flags Theme Parks Inc., 11.566% due
                                                   6/15/2005 (a)                             59,086,164        64,200,000
                                                                                         --------------    --------------
                                                                                             90,411,989        98,503,575

Financial                                       First Nationwide Holdings Inc.:
Services--1.4%    B        B3      17,000,000      12.50% due 4/15/2003                      16,806,710        19,337,500
                  B        Ba3     12,000,000      10.625% due 10/01/2003                    12,000,000        13,500,000
                  BB+      B1       9,000,000   Penncorp Financial Group Inc., 9.25%
                                                   due 12/15/2003                             9,090,000         9,472,500
                                                Reliance Group Holdings Inc.:
                  BB+      Ba3      7,425,000      9% due 11/15/2000                          6,798,125         7,788,825
                  BB-      B1      22,575,000      9.75% due 11/15/2003                      21,362,500        23,993,499
                  BB+      Ba3     10,000,000   SIG Capital Trust I, 9.50% due
                                                   8/15/2027                                 10,000,000        10,200,000
                  BB-      NR*     13,000,000   Veritas Capital Trust, 10% due
                                                   1/01/2028                                 13,040,000        13,178,750
                  BB-      NR*     13,000,000   Veritas Holdings GMBH, 9.625% due
                                                   12/15/2003                                13,000,000        13,910,000
                                                                                         --------------    --------------
                                                                                            102,097,335       111,381,074

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Food & Beverage--                               Chiquita Brands International Inc.:
2.5%              B+       B1     $30,000,000      9.125% due 3/01/2004                  $   29,585,625    $   31,275,000
                  B+       B1      20,000,000      10.25% due 11/01/2006                     19,881,400        21,950,000
                  B        B3      23,450,000   Curtice Burns Food, Inc., 12.25%
                                                   due 2/01/2005                             23,562,125        25,795,000
                  BB+      NR*     20,000,000   DGS International Finance Co., 10%
                                                   due 6/01/2007                             20,068,200        17,100,000
                  B-       B3      22,963,000   Envirodyne Industries, Inc., 10.25%
                                                   due 12/01/2001                            22,310,671        23,020,408
                  BB-      B2      14,211,000   Fresh Del Monte Corp., 10% due
                                                   5/01/2003                                 14,223,500        14,850,495
                  B-       B2      24,000,000   International Home Foods, Inc.,
                                                   10.375% due 11/01/2006                    24,000,000        26,460,000
                  B        B2      12,000,000   Southern Foods SFG, 9.875% due
                                                   9/01/2007                                 12,000,000        12,570,000
                  B+       B1      18,000,000   Texas Bottling Group, Inc., 9% due
                                                   11/15/2003                                18,002,500        18,630,000
                                                                                         --------------    --------------
                                                                                            183,634,021       191,650,903

Foreign           BB-      NR*     10,000,000   City of Saint Petersburgh, 9.50%
Government                                         due 6/18/2002                              9,751,270         9,050,000
Obligations--                                   Republic of Argentina:
1.5%              BB       Ba3     35,000,000      11% due 10/09/2006                        35,133,680        37,450,000
                  BB       Ba3     30,750,000      Global Bonds, 11.375% due 1/30/2017       31,692,220        33,717,375
                  BB-      B1      17,500,000   Republic of Brazil, Global Bonds,
                                                   10.125% due 5/15/2027                     15,035,530        16,373,438
                  BB       Ba2     20,000,000   United Mexican States, Government Bonds,
                                                   11.50% due 5/15/2026                      21,056,250        23,750,000
                                                                                         --------------    --------------
                                                                                            112,668,950       120,340,813

Gaming--4.6%      BB-      B1      15,000,000   Boyd Gaming Corporation, 9.50% due
                                                   7/15/2007                                 14,848,500        15,811,909
                  B+       B2      37,000,000   GB Property Funding Corp., 10.875%
                                                   due 1/15/2004                             35,072,500        31,265,000
                                                Grand Casinos Inc.:
                  BB       Ba3     20,000,000      10.125% due 12/01/2003                    19,837,500        21,650,000
                  B+       B2       5,000,000      9% due 10/15/2004                          5,000,000         5,025,000
                  D        Caa     60,115,000   Harrah's Jazz Co., 14.25% due
                                                   11/15/2001                                49,536,050        18,936,225
                  B+       B2      20,000,000   Hollywood Casino Corp., 12.75% due
                                                   11/01/2003                                19,251,629        21,550,000
                  BB-      Ba3     25,000,000   Showboat Inc., 9.25% due 5/01/2008           25,264,625        26,875,000
                  B+       B2      25,000,000   Station Casinos Inc., 9.75% due
                                                   4/15/2007                                 24,280,186        26,000,000
                  B+       Ba3     15,000,000   Sun International Hotels Ltd., 8.625%
                                                   due 12/15/2007                            15,000,000        15,262,500
                                                Trump Atlantic City Associates/Funding Inc:
                  BB-      B1      70,000,000      11.25% due 5/01/2006                      68,738,437        69,387,500
                  B        B1      25,000,000      11.25% due 5/01/2006                      24,022,455        24,250,000
                  NR*      Caa     30,000,000   Trump's Castle Funding, Inc., 11.75%
                                                   due 11/15/2003                            26,874,714        27,750,000
                                                Venetian Casino Resort LLC:
                  CCC+     Caa1    15,000,000      10% due 11/15/1999                        13,908,719        13,762,500
                  B-       B3      36,000,000      12.25% due 11/15/2004                     36,000,000        36,225,000
                                                                                         --------------    --------------
                                                                                            377,635,315       353,750,634

Health Services-- B        B3      16,800,000   ALARIS Medical Systems, Inc., 9.75%
3.7%                                               due 12/01/2006                            16,994,312        17,724,000
                  B+       B1      45,200,000   Beverly Enterprises, Inc., 9% due
                                                   2/15/2006                                 44,200,550        46,838,500
                  B-       B2      33,250,000   Extendicare Health Services, 9.35%
                                                   due 12/15/2007                            33,254,375        34,247,500
                  B+       Ba3     63,491,000   Fresensius Medical Care AG, 9% due
                                                   12/01/2006                                64,393,597        66,824,278
                  B-       B3      20,000,000   Kinetic Concepts, Inc., 9.625% due
                                                   11/01/2007                                20,035,000        20,425,000
                  B-       B3      52,000,000   Paragon Health Networks, Inc., 9.50%
                                                   due 11/01/2007                            51,768,080        52,130,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Health Services   B-       B2     $20,000,000   Sun Healthcare Group, Inc., 9.50%
(concluded)                                        due 7/01/2007                         $   19,754,566    $   20,600,000
                  B+       Ba3     30,000,000   Tenet Healthcare Corp., 8.625%
                                                   due 1/15/2007                             29,968,200        31,050,000
                                                                                         --------------    --------------
                                                                                            280,368,680       289,839,278

Home Builders--   B-       B2       4,000,000   Del E. Webb Corp., 9% due 2/15/2006           3,140,000         4,120,000
0.9%              BB+      Ba3     20,000,000   Greystone Homes Inc., 10.75% due
                                                   3/01/2004                                 19,115,000        21,900,000
                  NR*      Ba2      7,100,000   Ryland Group, Inc. (The), 10.50%
                                                   due 7/01/2006                              6,992,577         7,987,500
                  BB-      B1      32,000,000   U.S. Home Corp., 8.88% due 8/15/2007         32,017,500        32,640,000
                                                                                         --------------    --------------
                                                                                             61,265,077        66,647,500

Hotels--1.8%      BB-      Ba3     80,000,000   HMC Acquisition Properties, 9% due
                                                   12/15/2007                                79,272,500        83,800,000
                                                HMH Properties Inc.:
                  BB-      Ba3     40,000,000      9.50% due 5/15/2005                       39,159,306        42,700,000
                  BB-      Ba3     15,500,000      8.875% due 7/15/2007                      15,519,375        16,391,250
                                                                                         --------------    --------------
                                                                                            133,951,181       142,891,250

Independent                                     AES Corporation (The):
Power             B+       Ba1     30,000,000      10.25% due 7/15/2006                      30,000,000        32,775,000
Producers--2.5%   B+       Ba1     21,000,000      8.375% due 8/15/2007                      20,901,300        21,052,500
                  BB       Ba2     30,000,000   CE Casecnan Water & Energy Co.,
                                                   11.45% due 11/15/2005                     30,000,000        30,300,000
                  BB+      Ba2     20,000,000   California Energy Company, Inc.,
                                                   9.875% due 6/30/2003                      20,122,500        21,714,500
                  BB-      Ba3     46,000,000   Calpine Corporation, 8.75% due
                                                   7/15/2007                                 46,206,325        47,150,000
                                                Midland Cogeneration Venture
                                                Limited Partnership:
                  BB       Ba3     18,150,093      10.33% due 7/23/2002++                    18,802,604        19,522,331
                  BB       Ba3      3,582,145      10.33% due 7/23/2002++                     3,834,394         3,852,973
                  B        B2      11,250,000      11.75% due 7/23/2005                      11,310,000        13,531,668
                  B        B2       5,500,000      13.25% due 7/23/2006                       6,002,565         7,076,328
                                                                                         --------------    --------------
                                                                                            187,179,688       196,975,300

Industrial        CCC      B3       7,912,000   Thermadyne Industries, Inc., 10.75%
Services--0.1%                                     due 11/01/2003                             7,914,802         8,386,720

Media &           B        Ba2      8,000,000   CANTV Finance Ltd., 9.25% due
Communications--                                   2/01/2004                                  7,915,500         8,000,000
International--                                 Comtel Brasileira Ltd.:
2.9%              BB-      B1      40,500,000      10.75% due 9/26/2004                      39,786,250        39,791,250
                  NR*      NR*      3,000,000      10.75% due 9/26/2004                       2,867,500         2,925,000
                  BB-      B1      39,000,000   Globo Communicacoes e Participacoes,
                                                   Ltd., 10.50% due 12/20/2006               39,179,450        37,147,500
                                                Grupo Televisa, S.A. de C.V.:
                  BB       Ba2      2,500,000      11.375% due 5/15/2003                      2,637,500         2,737,500
                  BB       Ba2     39,000,000      11.875% due 5/15/2006                     42,079,687        44,313,750
                  BB       Ba2     15,000,000      11.363% due 5/15/2008 (a)                 11,099,844        11,287,500
                  B        B2      15,000,000   Orion Network Systems, Inc., 11.25%
                                                   due 1/15/2007 (e)                         14,825,550        17,025,000
                                                Philippine Long Distance Telephone
                                                Company:
                  BB+      Ba2      7,600,000      10.625% due 6/02/2004                      7,923,000         7,847,000
                  BB       Ba2      6,500,000      9.875% due 8/01/2005                       6,532,500         6,443,450
                  BBB-     Ba3     40,000,000   Telefonica de Argentina S.A., 11.875%
                                                   due 11/01/2004                            38,763,075        46,500,000
                                                                                         --------------    --------------
                                                                                            213,609,856       224,017,950



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Metals & Mining-- NR*      B1     $90,000,000   CSN Iron S.A., 9.125% due 6/01/2007      $   85,086,250    $   76,950,000
2.6%              CCC+     B2      50,000,000   Kaiser Aluminum & Chemical Corp.,
                                                   12.75% due 2/01/2003                      51,088,125        53,250,000
                                                Maxxam Group, Inc.:
                  CCC+     B3      11,750,000      11.25% due 8/01/2003                      11,816,250        12,484,375
                  CCC+     B3      41,155,000      12.37% due 8/01/2003 (a)                  38,267,416        37,862,600
                  BB-      Ba3     21,000,000   Murrin Murrin Holdings, Inc., 9.375%
                                                   due 8/31/2007                             21,000,000        20,895,000
                                                                                         --------------    --------------
                                                                                            207,258,041       201,441,975

Packaging--       B        B2      15,000,000   AEP Industries Inc., 9.875%
0.7%                                               due 11/15/2007                            14,883,600        15,450,000
                  B+       B3      15,000,000   Printpack Inc., 10.625% due 8/15/2006        15,000,000        16,087,500
                  B        B1      12,000,000   Silgan Corp., 9% due 6/01/2009               12,000,000        12,330,000
                  B+       Ba3     10,000,000   Vicap S.A., 11.375% due 5/15/2007             9,947,000        10,800,000
                                                                                         --------------    --------------
                                                                                             51,830,600        54,667,500

Paper & Forest    BB       Ba3     39,000,000   APP International Finance Co., 11.75%
Products--                                         due 10/01/2005                            39,071,250        36,855,000
4.3%              B        B3      60,000,000   Ainsworth Lumber Company, 12.50%
                                                   due 7/15/2007++++                         58,569,644        57,010,978
                                                Container Corporation of America:
                  B+       B2      15,420,000      9.75% due 4/01/2003                       15,433,400        16,615,050
                  B+       B1      13,000,000      11.25% due 5/01/2004                      13,000,000        14,235,000
                                                Doman Industries Ltd.:
                  BB-      B1      60,000,000      8.75% due 3/15/2004                       57,006,250        57,600,000
                  BB-      B1       5,000,000      9.25% due 11/15/2007                       5,000,000         4,900,000
                  BB-      Ba3      7,500,000   Indah Kiat Finance Mauritius, 10%
                                                   due 7/01/2007                              7,181,250         6,318,750
                  BB       Ba2     14,500,000   P.T. Indah Kiat International Finance,
                                                   12.50% due 6/15/2006                      14,572,500        14,246,250
                  B        B3      27,220,000   Pacific Lumber Co., 10.50% due 3/01/2003     26,868,237        28,308,800
                  BB       Ba3     12,500,000   Pindo Deli Finance Mauritius, 10.75%
                                                   due 10/01/2007                            12,462,087        10,812,500
                  CC       Caa     25,500,000   Repap New Brunswick, Inc., 10.625%
                                                   due 4/15/2005                             25,597,500        24,352,500
                                                Riverwood International Corp.:
                  B-       B3      15,000,000      10.25% due 4/01/2006                      14,396,250        14,925,000
                  CCC+     Caa     30,000,000      10.875% due 4/01/2008                     29,248,750        28,500,000
                  BB       Ba3     25,000,000   Tjiwi Kimia Finance Mauritius, 10%
                                                   due 8/01/2004                             24,680,750        21,000,000
                                                                                         --------------    --------------
                                                                                            343,087,868       335,679,828

Product                                         AmeriServ Food Company:
Distribution--    B+       B1      14,000,000      8.875% due 10/15/2006                     14,000,000        14,140,000
0.9%              B-       B3      42,000,000      10.125% due 7/15/2007                     42,000,000        44,310,000
                  B+       B3      12,000,000   Fleming Companies, Inc., 10.50% due
                                                   12/01/2004                                11,930,280        12,630,000
                                                                                         --------------    --------------
                                                                                             67,930,280        71,080,000



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Publishing &      B        B1     $ 9,000,000   American Lawyer Media Inc., 9.75%
Printing--                                         due 12/15/2007                        $    9,000,000    $    9,180,000
0.8%                                            Hollinger International, Inc.:
                  BB+      Ba3      5,000,000      8.625% due 3/15/2005                       4,975,000         5,187,500
                  BB-      B1      21,500,000      9.25% due 2/01/2006                       20,925,312        22,628,750
                  BB-      B1       3,000,000      9.25% due 3/15/2007                        2,980,740         3,165,000
                  BB-      B1      20,000,000   World Color Press, Inc., 9.125%
                                                   due 3/15/2003                             20,019,375        20,950,000
                                                                                         --------------    --------------
                                                                                             57,900,427        61,111,250

Restaurants--     B+       Ba3     27,000,000   Foodmaker, Inc., 9.75% due 11/01/2003        26,216,200        27,945,000
0.4%

Specialty         NR*      NR*     25,087,000   Cumberland Farms, Inc. DE, 10.50%
Retailing--0.3%                                    due 10/01/2003                            23,922,651        24,836,130

Steel--2.4%       BB-      Ba2     25,000,000   A.K. Steel Holding Corp., 9.125% due
                                                   12/15/2006                                25,056,250        25,750,000
                  BB       Ba3     20,000,000   Hysla, S.A. de C.V., 9.25% due 9/15/2007     19,872,930        20,050,000
                  B+       B1      10,000,000   Ivaco Inc., 11.50% due 9/15/2005              9,800,000        10,850,000
                  B        B3      25,000,000   Republic Engineered Steel Inc., 9.875%
                                                   due 12/15/2001                            24,117,500        23,875,000
                  B+       B2      25,000,000   WCI Steel Inc., 10% due 12/01/2004           25,000,000        25,625,000
                  B        B2      23,000,000   Weirton Steel Inc., 10.75% due 6/01/2005     22,413,750        23,690,000
                  BB-      B2      55,000,000   Wheeling-Pittsburgh Steel Corp., 9.25%
                                                   due 11/15/2007                            54,776,725        53,350,000
                                                                                         --------------    --------------
                                                                                            181,037,155       183,190,000

Supermarkets--                                  Pueblo Xtra International Inc.:
0.7%              B-       B3      21,075,000      9.50% due 8/01/2003                       19,460,250        20,179,313
                  B-       B3       3,000,000      9.50% due 8/01/2003                        2,729,975         2,865,000
                                                Ralph's Grocery Co.:
                  B        B1      20,000,000      10.45% due 6/15/2004                      19,067,149        22,500,000
                  B        B1      10,000,000      10.45% due 6/15/2004                       9,702,500        11,325,000
                                                                                         --------------    --------------
                                                                                             50,959,874        56,869,313

Telephone--                                     Brooks Fiber Properties Inc. (a):
Competitive       NR*      NR*     42,000,000      11.399% due 3/01/2006                     29,105,424        35,070,000
Local Exchange    NR*      NR*     39,000,000      11.568% due 11/01/2006                    25,606,648        31,395,000
Carriers--1.5%    B+       B1      40,000,000   Teleport Communications Group Inc.,
                                                   9.875% due 7/01/2006                      40,943,500        45,300,000
                                                                                         --------------    --------------
                                                                                             95,655,572       111,765,000

Textiles--0.8%                                  Polysindo International Finance Co.:
                  BB+      Ba3     35,300,000      11.375% due 6/15/2006                     38,240,750        29,475,500
                  BB+      Ba3     11,750,000      9.375% due 7/30/2007                      11,580,000         8,489,375
                  B+       B2      25,000,000   Westpoint Stevens Inc., 9.375%
                                                   due 12/15/2005                            25,100,000        26,312,500
                                                                                         --------------    --------------
                                                                                             74,920,750        64,277,375

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (continued)
Transportation--  BB-      NR*    $45,000,000   Autopistas del Sol S.A., 10.25%
3.5%                                               due 8/01/2009                         $   44,935,000    $   40,725,000
                  BB-      Ba2     25,000,000   Eletson Holdings, Inc., 9.25%
                                                   due 11/15/2003                            24,472,500        25,312,500
                                                GS Superhighway Holdings:
                  BB       Ba3     10,000,000      9.875% due 8/15/2004                       9,975,000         9,050,000
                  BB       Ba3     45,000,000      10.25% due 8/15/2007                      44,663,550        39,600,000
                  BB       Ba2     20,000,000   Gearbulk Holdings, Ltd., 11.25%
                                                   due 12/01/2004                            20,518,750        22,350,000
                  BB-      Ba2     10,000,000   Stena AB, 8.75% due 6/15/2007                10,000,000        10,100,000
                                                TFM, S.A. de C.V.:
                  B+       B2       2,000,000      10.25% due 6/15/2007                       2,000,000         2,060,000
                  B+       B2      21,500,000      11.767% due 6/15/2009(a)                  12,912,247        13,706,250
                                                Transportacion Maritima Mexicana,
                                                S.A. de C.V.:
                  BB-      Ba3     20,000,000      9.25% due 5/15/2003                       17,092,750        19,625,000
                  BB-      Ba3     31,800,000      (Class A), 10% due 11/15/2006             31,387,250        31,800,000
                  NR*      B3      54,606,000   Transtar Holdings L.P., 12.04%
                                                   due 12/15/2003 (a)                        44,202,555        48,053,280
                  BB       Ba2      9,841,000   Viking Star Shipping Co., Inc.,
                                                   9.625% due 7/15/2003                       9,864,410        10,037,820
                                                                                         --------------    --------------
                                                                                            272,024,012       272,419,850

US Government     AAA      Aaa     25,000,000   US Treasury Bonds, 6.25% due 8/15/2023       22,893,000        25,753,906
Obligations--0.3%

Utilities--4.3%   BB-      B1      34,469,000   Beaver Valley Funding Corp., 9%
                                                   due 6/01/2017                             31,081,506        38,506,699
                  BB       Ba2      7,000,000   Cleveland Electric Illuminating Co.,
                                                   9.50% due 5/15/2005                        6,986,560         7,773,570
                  NR*      NR*     20,000,000   Companhia de Saneamento Basico do Estado
                                                   de Sao-Paulo, 10% due 7/28/2005           20,000,000        17,850,000
                  BB-      B1      65,000,000   Espirito Santo-Escelsa S.A., 10% due
                                                   7/15/2007                                 64,918,750        58,337,500
                  BB+      NR*     37,000,000   Inversora de Electrica, 9% due 9/16/2004     36,895,000        35,242,500
                  BBB-     Ba3     40,000,000   Metrogas S.A., 12% due 8/15/2000             40,031,875        42,800,000
                  NR*      NR*     15,457,736   Sunflower Electric Power Corp.,
                                                   8% due 12/31/2016++                       10,139,837        11,110,248
                  BB-      Ba3     20,000,000   Texas-New Mexico Power Corp., 10.75%
                                                   due 9/15/2003                             20,065,000        21,733,400
                  BBB-     Baa3    41,647,941   Trans Gas de Occidente, 9.79% due
                                                   11/01/2010++                              41,722,312        44,803,147
                                                Tucson Electric & Power Co.++:
                  NR*      NR*     33,847,782      10.21% due 1/01/2009                      32,005,359        35,558,110
                  NR*      NR*     21,526,207      10.732% due 1/01/2013                     20,326,836        22,856,957
                                                                                         --------------    --------------
                                                                                            324,173,035       336,572,131

Waste             B+       B2      20,000,000   Allied Waste North America, 10.25%
Management--                                       due 12/01/2006                            20,000,000        22,050,000
0.4%              D        Ca      23,700,000   Mid-American Waste Systems, Inc.,
                                                   12.25% due 2/15/2003                      14,688,719         6,754,500
                                                                                         --------------    --------------
                                                                                             34,688,719        28,804,500

Wireless          BB+      Ba3     42,100,000   Comcast Cellular Communications, Inc.,
Communications--                                   9.50% due 5/01/2007                       42,717,875        44,099,750
Domestic Paging & CCC      NR*     20,000,000   McCaw International Ltd., 12.47%
Cellular--4.1%                                     due 4/15/2007 (a)                         12,107,423        11,900,000
                  CCC      B3      10,000,000   Metrocall, Inc., 9.75% due 11/01/2007        10,000,000         9,925,000
                  D        C       50,500,000   Mobilemedia Communication, Inc., 11.58%
                                                   due 12/01/2003 (a)                        20,630,116         4,671,250



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                 S&P      Moody's      Face
Industries       Rating    Rating     Amount                Issue                               Cost             Value

Bonds (concluded)
Wireless                                        Nextel Communications Inc. (a):
Communications--  CCC      B3     $80,000,000      12.08% due 8/15/2004                  $   63,640,146    $   71,300,000
Domestic Paging   CCC      B3      30,000,000      10.147% due 10/31/2007                    18,344,826        18,450,000
& Cellular        NR*      NR*     21,000,000   Page Mart Inc., 12.74% due
(concluded)                                        11/01/2003 (a)                            18,691,071        19,425,000
                  B        B2      75,000,000   Paging Network, Inc., 10% due
                                                   10/15/2008                                74,756,250        78,000,000
                  B-       B2      19,730,000   USA Mobile Communications Holdings,
                                                   Inc., 9.50% due 2/01/2004                 18,997,875        19,335,400
                  B+       B1      25,000,000   Vanguard Cellular Systems, Inc.,
                                                   9.375% due 4/15/2006                      24,975,250        26,125,000
                  B-       B3      15,000,000   Western Wireless Corp., 10.50% due
                                                   2/01/2007                                 15,062,500        16,275,000
                                                                                         --------------    --------------
                                                                                            319,923,332       319,506,400

Wireless          B+       B3      53,472,000   Comunicacion Celular S.A., 12.76%
Communications--                                   due 11/15/2003 (a) (g)                    37,580,162        40,772,400
International     B-       B3      90,000,000   Millicom International Cellular S.A.,
Paging &                                           13.39% due 6/01/2006 (a)                  57,971,224        66,600,000
Cellular--1.4%                                                                           --------------    --------------
                                                                                             95,551,386       107,372,400

                                                Total Investments in Bonds--86.3%         6,564,560,670     6,703,775,396

                                      Shares
                                       Held

Preferred Stocks

Cable--Domestic--0.2%                 182,206   Cablevision Systems Corp. (Series M)         14,634,820        21,090,344

Cable--International--0.3%             21,486   NTL Inc.++++                                 21,577,475        24,762,615

Entertainment--1.3%                    89,329   Time Warner Inc. (Series M)++++              90,197,931       100,495,125

Financial Services--0.4%            1,230,000   California Federal Bank (Series A)           30,815,000        32,287,500

Paper & Forest                        435,000   S.D. Warren Co. (Series B)                   13,847,190        21,423,750
Products--0.3%

Publishing &                          125,000   Primedia Inc.                                12,500,000        13,187,500
Printing--0.4%                        152,870   Primedia Inc.++++                            15,398,238        16,509,951
                                                                                         --------------    --------------
                                                                                             27,898,238        29,697,451

Steel--0.2%                           550,000   USX Capital LLC (Series A)                   13,750,000        13,956,250

Telephone--Competitive                 11,147   Intermedia Communications Inc.
Local Exchange Carriers--0.2%                      (Series B) (Convertible)                  11,284,871        13,487,870

Utilities--0.0%                         6,629   El Paso Electric Company++++                    721,715           734,162

Wireless Communications--              20,606   Nextel Communications Inc.                   20,715,080        23,593,870
Domestic Paging & Cellular--0.3%

                                                Total Investments in
                                                Preferred Stocks--3.6%                      245,442,320       281,528,937



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                                      Shares
Industries                             Held                 Issue                               Cost             Value

Common Stocks
Cable--Domestic--0.0%                   2,887   CS Wireless Systems Inc.                 $       20,336    $           58
                                      195,096   Echostar Communications Corp.
                                                   (Series A)                                 1,385,894         3,292,245
                                                                                         --------------    --------------
                                                                                              1,406,230         3,292,303

Consumer Products--0.1%               200,369   Culligan Water Technologies Inc.              1,686,248        10,068,542

Energy--0.2%                          914,710   Chi Energy Inc., Series B                    14,284,292        12,348,585
                                        8,176   Pioneer Natural Resources Co.                   199,648           236,593
                                                                                         --------------    --------------
                                                                                             14,483,940        12,585,178

Entertainment--0.2%                 1,166,381   On Command Corporation                       51,395,186        14,725,560

Industrial Services--0.0%              11,400   Thermadyne Industries, Inc.                     165,300           329,175

Wireless Communications--             170,421   Nextel Communications Inc.                    2,749,981         4,409,643
Domestic Paging & Cellular--0.1%

                                                Total Investments in Common Stocks--0.6%     71,886,885        45,410,401

Trusts & Warrants

Cable--Domestic--0.0%                 177,500   American Telecasting Inc.
                                                   (Warrants) (b)                               413,723            79,875
                                       25,000   People's Choice T.V. Corp.
                                                   (Warrants) (b)                               140,353            12,625
                                       50,338   Wireless One Inc. (Warrants) (b)              1,063,139             5,034
                                                                                         --------------    --------------
                                                                                              1,617,215            97,534

Cable--International--0.0%             45,000   UIH Australia/Pacific Inc. (Warrants) (b)       540,000           540,000
                                       50,000   United International Holdings, Inc.
                                                   (Warrants) (b)                             1,418,645           600,000
                                                                                         --------------    --------------
                                                                                              1,958,645         1,140,000

Energy--0.0%                           74,687   Chi Energy Inc. (Series B)
                                                   (Warrants) (b)                                74,687           112,030
                                       48,481   Chi Energy Inc. (Series C)
                                                   (Warrants) (b)                                48,481            72,721
                                                                                         --------------    --------------
                                                                                                123,168           184,751

Entertainment--0.1%                   379,186   On Command Corporation (Warrants) (b)         3,033,504         2,192,169

Gaming--0.0%                            7,550   Goldriver Hotel & Casino Corp.
                                                   Liquidating Trust                            192,320                 0
                                      113,386   Trump Castle Funding, Inc.
                                                   (Warrants) (b)                                     0                 0
                                                                                         --------------    --------------
                                                                                                192,320                 0

Independent Power                      18,000   Consolidated Hydro, Inc. (Warrants) (b)         390,123             2,565
Producers--0.0%

Media & Communications--               15,000   Orion Network Systems, Inc.
International--0.0%                                (Warrants) (b)                               174,450           176,250


Wireless Communications--              57,040   Page Mart Inc. (Warrants) (b)                   236,127           324,415
Domestic Paging & Cellular--0.0%

Wireless Communications--              53,472   Comunicacion Celular S.A.
International Paging                               (Warrants) (b)                               109,680           374,304
& Cellular--0.0%

                                                Total Investments in
                                                Trusts & Warrants--0.1%                       7,835,232         4,491,988



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (concluded)
                                      Shares
Industries                             Held                 Issue                               Cost             Value

Short-Term Securities
Commercial                         22,114,000   Atlantic Asset Securitization Corp.,
Paper***--7.0%                                     5.91% due 1/15/1998                   $   22,066,805    $   22,066,805
                                   30,000,000   Corporate Receivables Corp., 5.83%
                                                   due 2/02/1998                             29,849,392        29,849,392
                                                Countrywide Home Loans Inc.:
                                   25,000,000      6.10% due 1/20/1998                       24,923,750        24,923,750
                                   50,000,000      5.85% due 1/22/1998                       49,837,500        49,837,500
                                   35,000,000   Delaware Funding Corp., 5.88% due
                                                   1/16/1998                                 34,919,967        34,919,967
                                                Finova Capital Corp.:
                                   25,000,000      5.73% due 1/13/1998                       24,956,229        24,956,229
                                   20,000,000      5.73% due 1/16/1998                       19,955,433        19,955,433
                                   76,923,000   General Motors Acceptance Corp.,
                                                   6.75% due 1/02/1998                       76,923,000        76,923,000
                                                Lexington Parker Capital LLC:
                                   50,000,000      5.89% due 1/07/1998                       49,959,097        49,959,097
                                   21,537,000      5.94% due 1/22/1998                       21,465,928        21,465,928
                                   50,000,000   Morgan Stanley Group Inc., 5.80%
                                                   due 1/12/1998                             49,919,444        49,919,444
                                   60,000,000   Navistar Financial Corp., 6.23% due
                                                   1/22/1998                                 59,792,333        59,792,333
                                   40,000,000   Onyx Corp., 6.33% due 1/16/1998              39,901,222        39,901,222
                                   40,000,000   WCP Funding Inc., 5.85% due 1/15/1998        39,915,500        39,915,500
                                                                                         --------------    --------------
                                                                                            544,385,600       544,385,600

US Government Agency               50,000,000   Federal Farm Credit Banks, 5.60%
Obligations***--2.3%                               due 1/05/1998                             49,976,667        49,976,667
                                   20,000,000   Federal Home Loan Mortgage Corp., 5.53%
                                                   due 1/14/1998                             19,963,133        19,963,133
                                                Federal National Mortgage Association:
                                   65,000,000      5.68% due 1/14/1998                       64,876,933        64,876,933
                                   45,000,000      5.76% due 1/23/1998                       44,848,800        44,848,800
                                                                                         --------------    --------------
                                                                                            179,665,533       179,665,533

                                                Total Investments in
                                                Short-Term Securities--9.3%                 724,051,133       724,051,133

Total Investments--99.9%                                                                 $7,613,776,240     7,759,257,855
                                                                                         ==============
Other Assets Less Liabilities--0.1%                                                                             7,244,314
                                                                                                           --------------
Net Assets--100.0%                                                                                         $7,766,502,169
                                                                                                           ==============


Net Asset         Class A--Based on net assets of $1,023,603,565 and 126,401,164 shares outstanding        $         8.10
Value:                                                                                                     ==============
                  Class B--Based on net assets of $5,552,440,605 and 685,445,400 shares outstanding        $         8.10
                                                                                                           ==============
                  Class C--Based on net assets of $678,363,741 and 83,688,358 shares outstanding           $         8.11
                                                                                                           ==============
                  Class D--Based on net assets of $512,094,258 and 63,192,915 shares outstanding           $         8.10
                                                                                                           ==============

 (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (b)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.
 (c)Each $1,000 face amount contains one warrant of Wireless One Inc.
 (d)Each $1,000 face amount contains one warrant of Australis Media
    Ltd.
 (e)Each $1,000 face amount contains one warrant of Orion Network
    Systems, Inc.
 (f)Each $1,000 face amount contains six warrants of Echostar
    Communications Corp.
 (g)Each $1,000 face amount contains one warrant of Comunicacion
    Celular S.A.
 (h)Each $1,000 face amount contains one warrant of United International Holdings, Inc.
 (i)Represents a step bond. Coupon payments are paid-in-kind, in which the Portfolio receives additional face amount at an annual rate of 1.75% until May 15, 2000. Subsequently, the Portfolio will receive cash coupon payments at an annual rate of 15.75% until maturity.
  ++Subject to principal paydowns.
++++Represents a pay-in-kind security which may pay
    interest/dividends in additional face/shares.
   *Not Rated.
  **Industry classifications for convertible bonds are: (1) Health
    Services; (2) Transportation Services.
 ***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.




INVESTMENT GRADE PORTFOLIO & INTERMEDIATE TERM PORTFOLIO
MERRILL LYNCH CORPORATE BOND FUND, INC.
QUARTERLY REPORT DECEMBER 31, 1997





INVESTMENT GRADE
PORTFOLIO &
INTERMEDIATE
TERM PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.



FUND LOGO





Quarterly Report

December 31, 1997



Officers and Directors
Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Jay C. Harbeck, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Investment Grade Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS


Volatility continued to highlight stock and bond markets worldwide during the quarter ended December 31, 1997. The initial focus of investor concerns was the widening financial crisis in Asia. In the wake of a series of currency devaluations, many emerging economies are facing the challenges of higher interest rates, slowing economic growth and declining corporate earnings. Although the announcement of International Monetary Fund (IMF) loan packages to Thailand, Indonesia and Korea initially reassured investors, the stringent terms of the loans and their potential negative impact on these already beleaguered economies are now being called into question.
In Japan, the failure of several major financial institutions has undermined the prospects for economic recovery.

As developments in Asia continue to unfold, US equity investors are trying to gauge the impact of poorer Asian economic prospects on multinational corporations. Although there have been periods of rising share prices, investor confidence has not been definitively restored. The US bond market benefited from a "flight to quality" as investors anticipated slower economic growth, but the release of stronger-than-expected economic statistics also prompted periods of declining bond prices.

As 1998 begins, investors are likely to continue to focus on the prospects for the US economy within the context of international developments. Although the Federal Reserve Board did not tighten monetary policy at its November 12, 1997 meeting, it remains to be seen whether US economic growth remains moderate enough and inflationary pressures sufficiently contained to preclude an increase in short-term interest rates in early 1998. The ongoing developments in Asia will undoubtedly also influence the central bank's monetary policy decisions in the new year.

Portfolio Strategy
A strong rally in bond prices in September, which was encouraged by low inflation data, brought the yield on the 30-year Treasury bond to 6.23% by the beginning of October. This rally lasted from the middle of September through the first week of October, and was mirrored by the gains of the stock market, which soared from 7660 to 8178 as measured by the Dow Jones Industrial Average (DJIA). On October 8, 1997, Federal Reserve Board Chairman Alan Greenspan expressed concern before the House Budget Committee that the demand for labor was outpacing the supply, with the resulting pressure likely to push up wages and prices. He suggested that the Federal Reserve Board would tighten monetary policy before it would allow this to happen. Bond prices slumped, and the yield on the long-term Treasury bond jumped from 6.23% to 6.43% in three days. Then, on October 23, 1997, the Thai baht collapsed and the Asian currency markets declined rapidly. On the following Monday, the New York Stock Exchange saw the DJIA fall 554 points on a record volume of
1.2 billion shares. A worldwide flight to quality caused both foreign and domestic investors to seek shelter in the US Treasury market.

The yield on the long-term bond fell from 6.43% to 6.15%. Gross domestic product (GDP) figures for the third calendar quarter of 1997 were released indicating a slightly larger-than-expected increase of 3.5% as compared to 3.3% in the second calendar quarter. The GDP price deflator rose only 1.4% for the third calendar quarter against a 1.8% increase in the second calendar quarter. This was the lowest quarterly increase since the second quarter of 1964. The long-term bond finished the month with a 6.16% yield. November and December witnessed a continuation of the flight to quality into US bonds. The Treasury yield curve flattened from 53 basis points (0.53%) to 28 basis points between 2-year--30-year issues. This suggested some foreign central bank selling of issues with short-term maturities to shore up weak currencies and private sector purchasing of the long-term issues to increase dollar-denominated investments. By the end of the year, the yield on the long-term Treasury bond was 5.92%.

Investment Grade Portfolio
We extended the duration of the Investment Grade Portfolio during the December quarter in order to seek to take advantage of rising prices. We extended the duration from 4.55 years at the beginning of October to 5.83 years at the end of December. This extended the average maturity of the Portfolio from 10.5 years to 12.5 years. As of December 31, 1997, the average quality of the Portfolio was Aa3, slightly higher than the general market quality of A2. We were underweighted in Canadian and Yankee bond issues because we believed that spreads were too tight to compensate for our holding many of these issues. We are also underweighted in the electric utility sector because of our continued concerns that this sector will be exposed to event risk as mergers and acquisitions occur that may affect the collateral of the bond issues. Toward the end of the December quarter, we reduced our holdings of foreign issues. We positioned the Portfolio to seek to take advantage of a period of several months of lower interest rates.


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997

Intermediate Term Portfolio
The Portfolio does not invest in maturities greater than ten years. As a consequence, we have less flexibility to extend duration during periods when interest rates are falling. We extended the Portfolio's duration from 3.99 years at the beginning of October to 4.11 years at the end of December. We sold most of our foreign holdings and reinvested the proceeds in Treasury bonds until we could identify attractive investment opportunities in US corporate issues. The average quality of the Portfolio was A1 as of December month-end, slightly higher than the general market quality of A2. We were underweighted in Canadian and Yankee bond issues because we believed that spreads were too tight to compensate our holding many of these issues. We were also underweighted in the financial sector. We positioned the Portfolio to seek to take advantage of a period of several months of lower interest rates.


Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Jay C. Harbeck)
Jay C. Harbeck
Senior Vice President and Portfolio Manager


February 6, 1998




PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Investment Grade Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


PERFORMANCE DATA (continued)


Recent Performance Results*
                                                                                                                Standardized
                                                                                       12 Month     3 Month     30-day Yield
                                                        12/31/97   9/30/97  12/31/96   % Change     % Change   As of 12/31/97
Investment Grade Portfolio Class A Shares                $11.48     $11.40   $11.32      +1.41%       +0.70%          5.83%
Investment Grade Portfolio Class B Shares                 11.48      11.40    11.32      +1.41        +0.70           5.30
Investment Grade Portfolio Class C Shares                 11.49      11.40    11.32      +1.50        +0.79           5.24
Investment Grade Portfolio Class D Shares                 11.49      11.41    11.32      +1.50        +0.70           5.58
Intermediate Term Portfolio Class A Shares                11.56      11.49    11.39      +1.49        +0.61           5.82
Intermediate Term Portfolio Class B Shares                11.56      11.50    11.39      +1.49        +0.52           5.36
Intermediate Term Portfolio Class C Shares                11.56      11.49    11.39      +1.49        +0.61           5.36
Intermediate Term Portfolio Class D Shares                11.56      11.50    11.39      +1.49        +0.52           5.72
Investment Grade Portfolio Class A Shares--Total Return                                  +8.34(1)     +2.36(2)
Investment Grade Portfolio Class B Shares--Total Return                                  +7.51(3)     +2.16(4)
Investment Grade Portfolio Class C Shares--Total Return                                  +7.55(5)     +2.24(6)
Investment Grade Portfolio Class D Shares--Total Return                                  +8.16(7)     +2.30(8)
Intermediate Term Portfolio Class A Shares--Total Return                                 +8.18(9)     +2.25(10)
Intermediate Term Portfolio Class B Shares--Total Return                                 +7.62(11)    +2.03(12)
Intermediate Term Portfolio Class C Shares--Total Return                                 +7.58(13)    +2.12(14)
Intermediate Term Portfolio Class D Shares--Total Return                                 +8.07(15)    +2.14(16)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.749 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.212 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.663 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.187 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.657 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.185 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.722 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.204 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.730 per share ordinary income dividends.

(10)Percent change includes reinvestment of $0.211 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.671 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.194 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.667 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.193 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.719 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.208 per share ordinary income dividends.

Average Annual Total Return--Investment Grade Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                        +8.34%         +4.00%
Five Years Ended 12/31/97                  +7.22          +6.35
Ten Years Ended 12/31/97                   +8.91          +8.47

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/97                        +7.51%         +3.51%
Five Years Ended 12/31/97                  +6.41          +6.41
Inception (10/21/88) through 12/31/97      +7.98          +7.98

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/97                        +7.55%         +6.55%
Inception (10/21/94)
through 12/31/97                           +8.67          +8.67

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                        +8.16%         +3.84%
Inception (10/21/94)
through 12/31/97                           +9.29          +7.90

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


PERFORMANCE DATA (continued)


Average Annual Total Return--Intermediate Term Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                        +8.18%         +7.10%
Five Years Ended 12/31/97                  +7.17          +6.96
Ten Years Ended 12/31/97                   +8.66          +8.55

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/97                        +7.62%         +6.62%
Five Years Ended 12/31/97                  +6.63          +6.63
Inception (11/13/92)
through 12/31/97                           +6.73          +6.73

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/97                        +7.58%         +6.58%
Inception (10/21/94)
through 12/31/97                           +8.52          +8.52

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                        +8.07%         +6.99%
Inception (10/21/94)
through 12/31/97                           +8.99          +8.65

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

Performance Summary--Class A Shares
                        Beginning/Ending Net Asset Value           Dividends Paid*                   % Change**
Period                     Investment     Intermediate       Investment    Intermediate       Investment  Intermediate
Covered                      Grade            Term              Grade         Term              Grade         Term
10/31/80--12/31/80       $10.00/ 9.88     $10.00/ 9.93***      $ 0.25       $ 0.26***           + 1.28%      + 1.86%
1981                       9.88/ 9.38       9.93/ 9.57           1.46         1.37              +10.52       +11.11
1982                       9.38/10.51       9.57/10.59           1.36         1.36              +28.74       +26.74
1983                      10.51/10.24      10.59/10.37           1.22         1.20              + 9.42       + 9.63
1984                      10.24/10.44      10.37/10.52           1.21         1.18              +15.10       +14.00
1985                      10.44/11.45      10.52/11.33           1.18         1.16              +22.23       +19.86
1986                      11.45/11.95      11.33/11.87           1.07         1.03              +14.26       +14.34
1987                      11.95/11.00      11.87/10.99           0.99         0.94              + 0.45       + 0.65
1988                      11.00/10.90      10.99/10.83           0.99         0.97              + 8.30       + 7.51
1989                      10.90/11.33      10.83/11.13           1.00         0.98              +13.63       +12.33
1990                      11.33/11.13      11.13/11.05           0.94         0.97              + 6.97       + 8.43
1991                      11.13/12.03      11.05/11.77           0.91         0.92              +17.08       +15.53
1992                      12.03/11.86      11.77/11.60           1.03(a)      0.99(b)           + 7.51       + 7.28
1993                      11.86/11.97      11.60/11.92           1.35(c)      1.03(d)           +12.49       +11.82
1994                      11.97/10.60      11.92/10.70           0.77         0.77              - 5.06       - 3.85
1995                      10.60/11.84      10.70/11.80           0.80         0.78              +19.82       +18.10
1996                      11.84/11.32      11.80/11.39           0.76         0.73              + 2.21       + 2.94
1997                      11.32/11.48      11.39/11.56           0.75         0.73              + 8.34       + 8.18
                                                               ------       ------
                                                         Total $18.04       $17.37

                                                       Cumulative total return as of 12/31/97: +497.87%**   +467.43%**

  *Figures may include short-term capital gains distributions. **Figures do not include sales charge; results would be lower if sales charge was included.
***Adjusted for a 10-for-1 split effected in the form of a dividend through January 1981.
(a)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.

Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


PERFORMANCE DATA (concluded)


Performance Summary--Class B Shares
                        Beginning/Ending Net Asset Value           Dividends Paid*                   % Change**
Period                     Investment     Intermediate       Investment    Intermediate       Investment  Intermediate
Covered                      Grade            Term***           Grade         Term***           Grade         Term***
10/21/88--12/31/88       $11.08/10.90          --               $0.18          --               + 0.05%       --
1989                      10.90/11.33          --                0.91          --               +12.77        --
1990                      11.33/11.13          --                0.86          --               + 6.16        --
1991                      11.13/12.03          --                0.83          --               +16.19        --
1992                      12.03/11.86     $11.68/11.60           0.94(a)     $0.24(b)           + 6.69       + 1.34%
1993                      11.86/11.97      11.60/11.92           1.25(c)      0.97(d)           +11.65       +11.26
1994                      11.97/10.60      11.92/10.70           0.69         0.71              - 5.78       - 4.34
1995                      10.60/11.84      10.70/11.80           0.71         0.72              +18.92       +17.50
1996                      11.84/11.32      11.80/11.39           0.67         0.67              + 1.43       + 2.40
1997                      11.32/11.48      11.39/11.56           0.66         0.67              + 7.51       + 7.62
                                                                -----        -----
                                                          Total $7.70        $3.98

                                                       Cumulative total return as of 12/31/97: +102.55%**    +39.66%**

  *Figures may include short-term capital gains distributions. **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
***Figures for Intermediate Term Portfolio Class B Shares are since inception on November 13, 1992.
(a)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.

Performance Summary--Class C Shares
                        Beginning/Ending Net Asset Value           Dividends Paid*                   % Change**
Period                     Investment     Intermediate       Investment    Intermediate       Investment  Intermediate
Covered                      Grade            Term              Grade         Term              Grade         Term
10/21/94--12/31/94       $10.67/10.61     $10.81/10.70          $0.14        $0.15              + 0.74%      + 0.38%
1995                      10.61/11.84      10.70/11.80           0.70         0.72              +18.74       +17.48
1996                      11.84/11.32      11.80/11.39           0.66         0.67              + 1.38       + 2.37
1997                      11.32/11.49      11.39/11.56           0.66         0.67              + 7.55       + 7.58
                                                                -----        -----
                                                          Total $2.16        $2.21

                                                        Cumulative total return as of 12/31/97: +30.42%**    +29.87%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares
                        Beginning/Ending Net Asset Value           Dividends Paid*                   % Change**
Period                     Investment     Intermediate       Investment    Intermediate       Investment  Intermediate
Covered                      Grade            Term              Grade         Term              Grade         Term
10/21/94--12/31/94       $10.67/10.60     $10.81/10.70          $0.15        $0.15              + 0.76%      + 0.41%
1995                      10.60/11.84      10.70/11.80           0.77         0.77              +19.53       +17.98
1996                      11.84/11.32      11.80/11.39           0.73         0.72              + 1.96       + 2.83
1997                      11.32/11.49      11.39/11.56           0.72         0.72              + 8.16       + 8.07
                                                                -----        -----
                                                          Total $2.37        $2.36

                                                        Cumulative total return as of 12/31/97: +32.82%**    +31.66%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes                                                                                 Investment Grade Portfolio
US Government                                   United States Treasury
Obligations--                                   Bonds & Notes:
18.2%             AAA      Aaa    $ 9,000,000      5.75% due 11/15/2000                  $    9,012,187    $    9,016,830
                  AAA      Aaa     10,000,000      6.25% due 10/31/2001                      10,149,219        10,170,300
                  AAA      Aaa     10,000,000      7.50% due 11/15/2001                      10,611,719        10,601,600
                  AAA      Aaa      2,500,000      6.375% due 8/15/2002                       2,494,531         2,564,450
                  AAA      Aaa      2,000,000      6.25% due 8/31/2002                        2,000,420         2,040,940
                  AAA      Aaa      2,500,000      5.75% due 10/31/2002                       2,491,895         2,502,350
                  AAA      Aaa     17,000,000      5.75% due 11/30/2002                      16,926,016        17,013,260
                  AAA      Aaa     30,000,000      5.75% due 8/15/2003                       29,663,359        30,018,600
                  AAA      Aaa      5,000,000      7.25% due 8/15/2004                        5,387,500         5,403,900
                  AAA      Aaa     23,500,000      7.50% due 2/15/2005                       25,837,148        25,827,910
                  AAA      Aaa     34,500,000      6.50% due 5/15/2005                       35,647,335        35,966,250
                  AAA      Aaa      3,000,000      6.50% due 10/15/2006                       3,115,313         3,141,090
                  AAA      Aaa     59,590,000      6.125% due 8/15/2007                      60,809,650        61,238,259
                  AAA      Aaa      8,500,000      6.375% due 8/15/2027                       8,861,406         8,964,865
                                                                                         --------------    --------------
                                                                                            223,007,698       224,470,604

Asset-Backed      AAA      Aaa      4,230,078   Arcadia Automobile Receivables Trust,
Securities++--                                     6.10% due 6/15/2000                        4,229,254         4,233,420
3.5%                                            Citibank Credit Card Master Trust I:
                  AAA      Aaa      8,000,000      6.35% due 8/15/2002                        7,993,600         8,048,750
                  AAA      Aaa     10,000,000      6.057% due 12/10/2008 (a)                  9,996,100         9,950,000
                  AAA      Aaa      6,000,000   First Bank Corporate Card Master Trust,
                                                   6.40% due 2/15/2003                        5,992,634         6,048,720
                  AAA      Aaa     14,745,971   GMAC Grantor Trust, 6.50% due 4/15/2002      14,741,859        14,810,706
                                                                                         --------------    --------------
                                                                                             42,953,447        43,091,596

Banking--7.0%     BBB+     A3       6,250,000   BB&T Corporation, 7.25% due 6/15/2007         6,220,813         6,570,438
                                                BankAmerica Corp.:
                  A+       Aa3      3,000,000      6.65% due 5/01/2001                        2,997,090         3,034,140
                  A+       Aa3      3,000,000      7.125% due 5/12/2005                       3,087,560         3,112,530
                  BBB+     Aa3      5,000,000   Chase Capital II, 6.25% due 2/01/2027 (a)     4,886,400         4,751,160
                  A+       A1      10,000,000   First Bank System, Inc., 6.375% due
                                                   3/15/2001                                  9,887,848        10,027,700
                  A-       A1      12,900,000   First Chicago NBD Capital I, 6.30%
                                                   due 2/01/2027(a)                          12,765,788        12,413,773
                  BBB      A2       4,750,000   Fleet Capital Trust II, 7.92% due
                                                   12/11/2026                                 4,690,720         5,009,635
                  A-       A3       5,000,000   Golden West Financial Corp., 9.15%
                                                   due 5/23/1998                              5,678,700         5,057,950
                                                HSBC Americas Inc.:
                  A-       A3       6,000,000      7% due 11/01/2006                          5,949,600         6,104,220
                  BBB+     A2      14,000,000      7.808% due 12/15/2026                     13,838,440        14,288,162
                  BBB+     A2       6,000,000   Mellon Capital I, 7.72% due 12/01/2026        6,000,000         6,222,600
                  AA-      Aa3      3,500,000   Norwest Corp., 6.75% due 5/12/2000            3,494,785         3,545,920
                  BBB+     A1       5,500,000   Wells Fargo Capital I, 7.96% due
                                                   12/15/2026                                 5,401,385         5,782,755
                                                                                         --------------    --------------
                                                                                             84,899,129        85,920,983

Canadian                                        Province of Quebec (Canada)(1):
Provinces*--      A+       A2       7,035,000      7.50% due 7/15/2002                        7,440,311         7,359,525
1.9%              A+       A2       6,000,000      8.80% due 4/15/2003                        6,774,360         6,652,560
                  A+       A2       4,500,000      13% due 10/01/2013                         5,706,285         4,925,475
                  A+       A2       4,000,000      7.125% due 2/09/2024                       3,701,900         4,119,640
                                                                                         --------------    --------------
                                                                                             23,622,856        23,057,200



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes (continued)                                                                     Investment Grade Portfolio
Finance--3.9%                                   Associates Corp. of North America:
                  AA-      Aa3    $ 6,000,000      8.375% due 1/15/1998                  $    6,019,320    $    6,003,240
                  AA-      Aa3      5,000,000      6.375% due 6/15/2000                       5,008,300         5,026,600
                  A        A2       9,500,000   Beneficial Corporation, 6.80% due
                                                   9/16/2003                                  9,500,000         9,638,995
                  A        Aa3      1,250,000   CIT Capital Trust I, 7.70% due
                                                   2/15/2027                                  1,244,300         1,282,279
                                                CIT Group Holdings, Inc.:
                  A+       Aa3      4,000,000      6.25% due 10/25/1999                       4,009,120         4,009,120
                  A+       Aa3      8,000,000      6.625% due 6/15/2005                       8,027,120         8,060,880
                                                Commercial Credit Co.:
                  A+       A1       5,000,000      6.45% due 7/01/2002                        5,009,800         5,036,150
                  A+       A1       8,850,000      6.75% due 7/01/2007                        8,976,821         8,990,007
                                                                                         --------------    --------------
                                                                                             47,794,781        48,047,271

Finance--                                       Bear Stearns Companies, Inc.:
Other--9.9%       A        A2      10,000,000      6.50% due 7/05/2000                        9,981,800        10,060,400
                  A        A2       2,000,000      6.75% due 5/01/2001                        1,993,680         2,025,680
                  A        A2      11,650,000      6.70% due 8/01/2003                       10,667,430        11,771,859
                  A        A2       3,000,000      8.75% due 3/15/2004                        3,224,430         3,337,290
                  A+       A1       3,500,000   Dean Witter, Discover & Co., 6.75%
                                                   due 8/15/2000                              3,486,805         3,548,160
                  A-       A3      11,000,000   Donaldson, Lufkin & Jenrette Inc.,
                                                   6.875% due 11/01/2005                     10,952,615        11,185,350
                  A        A2       7,500,000   Equitable Life Assurance Society of
                                                   the US, 7.70% due 12/01/2015               7,448,310         8,030,392
                  AA       Aa1      8,000,000   GE Global Insurance Holding Corp., 7%
                                                   due 2/15/2026                              8,218,880         8,305,280
                                                Lehman Brothers Holdings, Inc.:
                  A        Baa1     7,000,000      6.50% due 10/01/2002                       6,993,350         6,990,900
                  A        Baa1     3,000,000      6.625% due 12/27/2002                      2,999,070         3,021,150
                  A        Baa1     3,000,000      7.375% due 5/15/2004                       3,107,100         3,105,690
                  AA       Aa2      3,950,000   MBIA, Inc., 7.15% due 7/15/2027               3,940,323         4,189,962
                  A+       A1       9,200,000   Morgan Stanley Group Inc., 6.875%
                                                   due 3/01/2007                              9,166,972         9,400,100
                  BBB+     Baa1     7,500,000   PaineWebber Group Inc., 7.99% due
                                                   6/09/2017                                  7,500,000         7,999,611
                  A        A2      10,000,000   Salomon Inc., 7.20% due 2/01/2004             9,991,700        10,375,500
                  A        A2       2,850,000   Smith Barney Holdings, Inc., 7.375%
                                                   due 5/15/2007                              2,847,464         2,985,973
                                                The Travelers Corp.:
                  AA-      Aa3      3,000,000      9.50% due 3/01/2002                        3,163,980         3,340,680
                  AA-      Aa3     10,800,000      7.875% due 5/15/2025                      10,845,324        12,077,316
                                                                                         --------------    --------------
                                                                                            116,529,233       121,751,293

Financial         A-       Baa1     4,500,000   Finova Capital Corp., 6.45% due
Services--                                         6/01/2000                                  4,524,435         4,516,020
Commercial--0.4%



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes (continued)                                                                     Investment Grade Portfolio
Industrial--      A+       A1     $ 3,000,000   Anheuser-Busch Cos., Inc., 8.75%
Consumer--3.1%                                     due 12/01/1999                        $    3,367,590    $    3,138,900
                  AA-      Aa3     10,000,000   Archer-Daniels-Midland Company,
                                                   6.75% due 12/15/2027                       9,887,200        10,015,330
                  A+       A1       5,000,000   Hershey Foods Corporation, 7.20%
                                                   due 8/15/2027                              5,269,550         5,315,500
                  BBB      Baa2     9,000,000   Nabisco, Inc., 7.55% due 6/15/2015            8,981,960         9,572,310
                  A        A2       9,500,000   Philip Morris Companies, Inc., 9%
                                                   due 1/01/2001                              9,698,815        10,150,180
                                                                                         --------------    --------------
                                                                                             37,205,115        38,192,220

Industrial--      BBB      Baa3     5,500,000   Arkla Inc., 8.875% due 7/15/1999              5,819,675         5,723,520
Energy--2.2%                                    BP America Inc.:
                  AA       Aa2      4,075,000      9.375% due 11/01/2000                      4,488,287         4,414,855
                  AA       Aa2     11,000,000      10% due 7/01/2018                         11,869,080        11,693,330
                  BBB      Baa3     5,000,000   Noram Energy Corp., 7.50% due 8/01/2000       5,113,400         5,129,600
                                                                                         --------------    --------------
                                                                                             27,290,442        26,961,305

Industrial--                                    Applied Materials Inc.:
Manufacturing--   BBB+     A3       5,000,000      6.75% due 10/15/2007                       4,996,750         5,019,300
12.9%             BBB+     A3      13,000,000      7.125% due 10/15/2017                     12,911,080        13,204,100
                                                duPont (E.I.) de Nemours & Co.:
                  AA-      Aa3      5,150,000      6.75% due 9/01/2007                        5,293,943         5,328,859
                  AA-      Aa3      4,500,000      8.25% due 1/15/2022                        4,676,445         4,854,060
                  A        A1       7,000,000   Ford Motor Company, 8.875% due
                                                   1/15/2022                                  8,650,180         8,633,660
                                                Ford Motor Credit Co.:
                  A        A1       5,000,000      7% due 9/25/2001                           4,980,100         5,124,250
                  A        A1       5,000,000      8% due 6/15/2002                           5,286,350         5,326,150
                  A        A1       5,000,000      7.50% due 6/15/2004                        5,140,200         5,304,950
                  A        A1       1,000,000      7.75% due 3/15/2005                          999,090         1,072,910
                                                General Motors Acceptance Corp.:
                  A-       A3       8,000,000      7.60% due 1/20/1998                        7,829,600         8,005,280
                  A-       A3       4,000,000      6.625% due 9/19/2002                       3,915,080         4,038,400
                  A-       A3       7,000,000      7.125% due 5/01/2003                       6,964,230         7,250,880
                  A-       A3      10,000,000      7.70% due 4/15/2016                       10,911,500        10,958,500
                  BBB+     A3       5,000,000   Lockheed Martin Corp., 6.85% due
                                                   5/15/2001                                  4,995,950         5,090,050
                  BBB+     A3      11,000,000   Loral Corporation, 8.375% due 6/15/2024      11,056,040        12,920,160
                                                Martin Marietta Corp.:
                  BBB+     A3       6,500,000      6.50% due 4/15/2003                        6,539,845         6,537,050
                  BBB+     A3       4,000,000      7.375% due 4/15/2013                       3,846,440         4,240,880
                                                McDonnell Douglas Financial Corp.:
                  AA+      Baa2     7,500,000      6.13% due 12/23/1998                       7,484,550         7,412,400
                  AA+      Baa2     5,000,000      6.30% due 10/20/1999                       5,029,550         4,984,200
                  AA+      A2       6,500,000      6.875% due 11/01/2006                      6,743,425         6,738,680
                  A        A2       6,500,000   Phelps Dodge Corporation, 7.75% due
                                                   1/01/2002                                  6,832,020         6,807,515
                  BBB      Baa1     3,000,000   Raytheon Co., 7.20% due 8/15/2027             2,995,560         3,129,720
                  BBB      Baa3    17,000,000   Seagate Technology, Inc., 7.125%
                                                   due 3/01/2004                             16,970,250        17,135,150
                                                                                         --------------    --------------
                                                                                            155,048,178       159,117,104

Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes (continued)                                                                     Investment Grade Portfolio
Industrial--      A+       A1     $10,000,000   Bass America, Inc., 8.125%
Services--14.6%                                    due 3/31/2002                         $   10,250,610    $   10,699,400
                  A        A2       8,000,000   Carnival Cruise Lines, Inc., 7.70%
                                                   due 7/15/2004                              8,076,380         8,519,840
                  BBB      Baa2    10,000,000   Circus Circus Enterprises, Inc., 6.70%
                                                   due 11/15/2096                             9,977,700         9,988,700
                                                Dillard Department Stores, Inc.:
                  A+       A2       4,000,000      7.375% due 6/15/1999                       4,254,860         4,073,400
                  A+       A2       5,000,000      9.125% due 8/01/2011                       6,054,000         6,087,650
                  A+       A1       2,000,000   Electronic Data Systems Corp., 6.85%
                                                   due 5/15/2000                              1,998,420         2,034,316
                  A        A2      10,000,000   First Data Corporation, 6.375%
                                                   due 12/15/2007                             9,974,300         9,949,800
                  AAA      Aaa      7,000,000   Johnson & Johnson, 8.72% due 11/01/2024       7,057,420         8,045,800
                                                News America Holdings, Inc.:
                  BBB-     Baa3    12,445,000      8.625% due 2/01/2003                      13,585,486        13,493,616
                  BBB-     Baa3    10,000,000      8% due 10/17/2016                          9,699,900        10,733,200
                                                Oracle Corporation:
                  BBB+     Baa2     5,000,000      6.72% due 2/15/2004                        5,000,000         4,989,350
                  BBB+     Baa2     4,000,000      6.91% due 2/15/2007                        4,000,000         4,004,000
                  BBB      Baa2     7,200,000   Safeway, Inc., 7% due 9/15/2007               7,196,760         7,406,064
                  A-       A2       8,000,000   Sears, Roebuck & Co., 6.82% due
                                                   10/17/2002                                 8,016,320         8,183,920
                                                Service Corporation International:
                  BBB+     Baa1     7,000,000      6.75% due 6/01/2001                        6,978,580         7,081,550
                  BBB+     Baa1     9,500,000      7.20% due 6/01/2006                        9,235,900         9,878,670
                                                Time Warner Entertainment Co.:
                  BBB-     Baa3     6,000,000      10.15% due 5/01/2012                       7,356,180         7,674,060
                  BBB-     Baa3     9,900,000      8.375% due 3/15/2023                      10,525,871        11,297,682
                  AA       Aa2     14,345,000   Wal-Mart Stores, Inc., 8.50% due
                                                   9/15/2024                                 14,488,240        15,940,307
                                                Walt Disney Co.:
                  A        A2       5,500,000      6.375% due 3/30/2001                       5,500,000         5,557,035
                  A        A2      14,678,505      6.85% due 1/10/2007++                     14,668,671        14,925,398
                                                                                         --------------    --------------
                                                                                            173,895,598       180,563,758

Industrial--      BBB      Baa2    11,500,000   CSX Corporation, 7.95% due 5/01/2027         11,440,430        12,945,446
Transportation--  BBB      Baa2     9,000,000   Federal Express Corporation, 9.65%
4.2%                                               due 6/15/2012                             10,137,590        11,245,680
                                                Norfolk Southern Corporation:
                  BBB+     Baa1     1,000,000      6.95% due 5/01/2002                          998,480         1,025,560
                  BBB+     Baa1     4,000,000      7.35% due 5/15/2007                        3,997,240         4,251,400
                  BBB+     Baa1     5,500,000      7.80% due 5/15/2027                        5,493,070         6,182,220
                                                Southwest Airlines, Inc.:
                  A-       A3      10,000,000      9.40% due 7/01/2001                       11,326,040        10,981,900
                  A-       A3       2,000,000      8% due 3/01/2005                           1,989,220         2,164,020
                  A-       A3       3,000,000      7.875% due 9/01/2007                       2,983,950         3,304,710
                                                                                         --------------    --------------
                                                                                             48,366,020        52,100,936

Utilities--       A+       A2       8,700,000   ALLTEL Corporation, 6.75%
Communications--                                   due 9/15/2005                              8,566,020         8,898,534
4.6%              AAA      Aaa      5,000,000   BellSouth Telecommunications Inc., 7%
                                                   due 10/01/2025                             5,203,500         5,248,300
                                                GTE Corp.:
                  A        Baa1     3,000,000      8.85% due 3/01/1998                        3,081,000         3,011,040
                  A        Baa1     7,500,000      9.375% due 12/01/2000                      8,235,170         8,123,925



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes (concluded)                                                                     Investment Grade Portfolio
Utilities--                                     Southwestern Bell
Communications                                  Telecommunications Corp.:
(concluded)       AA       Aa3    $ 2,000,000      6.125% due 3/01/2000                  $    2,011,250    $    2,003,560
                  AA       Aa3     10,910,000      6.375% due 11/15/2007                     10,916,412        10,957,786
                                                US West Capital Funding, Inc.:
                  BBB+     Baa1     5,000,000      6.85% due 1/15/2002                        4,998,050         5,056,300
                  BBB+     Baa1     3,500,000      7.30% due 1/15/2007                        3,608,640         3,622,815
                  BBB+     Baa1     6,000,000      7.90% due 2/01/2027                        6,000,000         6,566,040
                  BBB+     Baa1     3,000,000      7.95% due 2/01/2097                        2,970,000         3,304,590
                                                                                         --------------    --------------
                                                                                             55,590,042        56,792,890

Utilities--       AAA      Aaa      5,850,000   Cleveland Electric/Toledo Edison
Electric--4.7%                                     (Class B), 7.13% due 7/01/2007             6,137,176         6,229,840
                  AA       Aa3      5,000,000   Northern States Power Company, 7.125%
                                                   due 7/01/2025                              5,305,900         5,293,950
                                                Pennsylvania Power & Light Co.:
                  A-       A3       6,000,000      5.50% due 4/01/1998                        5,972,220         5,994,840
                  A-       A3       3,000,000      6.875% due 2/01/2003                       3,048,870         3,086,970
                  A-       A3      10,000,000   Public Service Electric & Gas Co., 6.50%
                                                   due 6/01/2000                              9,995,705        10,068,600
                  AA-      A1       5,000,000   TECO Energy, Inc., 9.27% due 6/12/2000        5,000,000         5,360,950
                                                Texas Utilities Electric Company:
                  AAA      Aaa      6,971,000      6.375% due 10/01/2004                      6,995,198         7,043,080
                  BBB      Baa2     5,000,000      8.175% due 1/30/2037                       5,000,000         5,243,000
                  A        A2       8,500,000   Virginia Electric & Power Co., 8.625%
                                                   due 10/01/2024                             8,377,160         9,567,260
                                                                                         --------------    --------------
                                                                                             55,832,229        57,888,490

Yankee            AA-      Aa2      6,000,000   ABN AMRO Holding N.V., 7.125% due
Corporates*--                                      6/18/2007 (2)                              5,997,060         6,272,820
7.4%              A+        A1      6,000,000   Australia & New Zealand Banking
                                                   Group Ltd., 7.55% due 9/15/2006 (2)        5,990,880         6,333,660
                                                Enersis S.A. (3):
                  A-       Baa1     2,500,000      6.90% due 12/01/2006                       2,493,550         2,468,225
                  A-       Baa1     4,000,000      6.60% due 12/01/2026                       3,992,400         3,930,680
                  BBB+     Baa3     9,800,000   Fairfax Financial Holdings Ltd., 7.75%
                                                   due 7/15/2037 (2)                          9,751,098        10,083,220
                                                Ford Capital B.V. (2):
                  A        A1      10,000,000      9.875% due 5/15/2002                      10,531,200        11,315,700
                  A        A1       3,995,000      9.50% due 6/01/2010                        4,430,215         4,948,527
                                                Hutchison Whampoa Finance (2):
                  A+       A3       9,000,000      6.95% due 8/01/2007                        8,534,100         8,480,340
                  A+       A3       6,500,000      7.45% due 8/01/2017                        6,563,055         5,752,500
                  A-       A3       5,000,000   Israel Electric Corp. Ltd., 7.25%
                                                   due 12/15/2006 (3)                         4,990,500         5,175,660
                  A        Aa3      2,000,000   Midland Bank PLC, 7.625% due
                                                   6/15/2006 (2)                              1,995,240         2,125,160
                  A        A2       6,000,000   Petroliam Nasional BHD, 6.875% due
                                                   7/01/2003 (3)                              5,921,240         5,697,198
                  BBB+     Baa2     2,000,000   Saga Petroleum ASA, 7.25% due
                                                   9/23/2027 (3)                              1,979,980         2,040,120
                  AA       Aa2     15,500,000   Swiss Bank Corp. NY, 7.375%
                                                   due 6/15/2017 (2)                         16,581,680        16,581,280
                                                                                         --------------    --------------
                                                                                             89,752,198        91,205,090

                                                Total Investments in
                                                Bonds & Notes--98.5%                      1,186,311,401     1,213,676,760



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS (concluded)
                                      Face
                                     Amount                Issue                              Cost              Value

Short-Term Securities                                                                         Investment Grade Portfolio
Repurchase                         $7,257,000   HSBC Holdings PLC, purchased on
Agreements**--0.6%                                 12/31/1997 to yield 6.57% to
                                                   1/02/1998                             $    7,257,000    $    7,257,000

                                                Total Investments in
                                                Short-Term Securities--0.6%                   7,257,000         7,257,000

Total Investments--99.1%                                                                 $1,193,568,401     1,220,933,760
                                                                                         ==============
Other Assets Less Liabilities--0.9%                                                                            10,894,011
                                                                                                           --------------
Net Assets--100.0%                                                                                         $1,231,827,771
                                                                                                           ==============

Net Asset         Class A--Based on net assets of $528,756,922 and 46,053,251 shares outstanding           $        11.48
Value:                                                                                                     ==============
                  Class B--Based on net assets of $574,182,802 and 50,009,165 shares outstanding           $        11.48
                                                                                                           ==============
                  Class C--Based on net assets of $50,408,785 and 4,388,809 shares outstanding             $        11.49
                                                                                                           ==============
                  Class D--Based on net assets of $78,479,262 and 6,831,327 shares outstanding             $        11.49
                                                                                                           ==============

  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1)Government Entity; Guaranteed by the Province.
   (2)Financial Institution.
   (3)Industrial.
 **Repurchase Agreements are fully collateralized by US Government and Agency Obligations.
 ++Subject to principal paydowns.
(a)Floating Rate Note.

Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes                                                                                Intermediate Term Portfolio
US Government                                   United States Treasury
Obligations--                                   Bonds & Notes:
9.0%              AAA      Aaa   $  1,000,000      5.875% due 2/15/2000                  $      989,375    $    1,003,910
                  AAA      Aaa      2,000,000      5.75% due 10/31/2000                       1,963,750         2,002,500
                  AAA      Aaa      4,500,000      5.625% due 2/28/2001                       4,383,281         4,488,030
                  AAA      Aaa      1,000,000      8% due 5/15/2001                           1,070,000         1,068,280
                  AAA      Aaa      2,000,000      5.75% due 8/15/2003                        1,982,344         2,001,240
                  AAA      Aaa      4,550,000      7.25% due 5/15/2004                        4,894,805         4,910,451
                  AAA      Aaa      1,000,000      7.25% due 8/15/2004                        1,077,500         1,080,780
                  AAA      Aaa      3,000,000      5.625% due 2/15/2006                       2,954,062         2,966,250
                  AAA      Aaa     16,500,000      6.125% due 8/15/2007                      16,702,656        16,956,390
                                                                                         --------------    --------------
                                                                                             36,017,773        36,477,831

Asset-Backed      AAA      Aaa      2,000,000   First Bank Corporate Card Master
Securities++                                       Trust, 6.40% due 2/15/2003                 1,997,545         2,016,240
--0.5%

Banking--         BBB+     A3       4,000,000   BB&T Corporation, 7.25% due 6/15/2007         3,981,320         4,205,080
16.2%             A        A2       3,500,000   Bank of New York Company, Inc. (The),
                                                   7.875% due 11/15/2002                      3,873,450         3,737,440
                                                BankAmerica Corp.:
                  A        A1       4,000,000      7.50% due 10/15/2002                       4,268,880         4,201,240
                  A+       Aa3      3,000,000      7.125% due 5/12/2005                       2,956,500         3,112,530
                  A        A2       9,000,000   First Chicago Corp., 9% due 6/15/1999         9,548,820         9,345,240
                  A-       A3       1,000,000   HSBC Americas Inc., 7% due 11/01/2006           991,600         1,017,370
                  A-       A3       6,000,000   Mellon Financial Co., 6.875% due
                                                   3/01/2003                                  5,483,220         6,133,740
                  A+       A1      11,500,000   NationsBank Corporation, 6.65% due
                                                   4/09/2002                                 11,423,540        11,691,245
                                                Norwest Corp.:
                  AA-      Aa3      5,000,000      6.25% due 4/15/1999                        4,983,600         5,019,650
                  AA-      Aa3      2,000,000      6.125% due 10/15/2000                      1,996,440         1,998,140
                  A+       A1       1,000,000      6.625% due 3/15/2003                       1,003,060         1,013,280
                  AA+      Aa2      5,000,000   Wachovia Corporation, 6% due 3/15/1999        4,890,950         5,016,000
                  BBB+     A3       9,000,000   Washington Mutual Inc., 7.25% due
                                                   8/15/2005                                  8,930,520         9,402,750
                                                                                         --------------    --------------
                                                                                             64,331,900        65,893,705

Canadian                                        Province of Quebec (Canada)(1):
Provinces*--      A+       A2       5,000,000      7.50% due 7/15/2002                        5,296,190         5,230,650
2.6%              A+       A2       5,000,000      8.80% due 4/15/2003                        5,538,670         5,543,800
                                                                                         --------------    --------------
                                                                                             10,834,860        10,774,450

Federal           AAA      Aaa      2,500,000   Federal National Mortgage Association,
Agencies--0.6%                                     7.85% due 9/10/2004                        2,496,484         2,575,400

Finance--3.3%     A        A2       9,250,000   Beneficial Corporation, 6.80% due
                                                   9/16/2003                                  9,250,000         9,385,337
                  A+       Aa3      1,000,000   CIT Group Holdings, Inc., 6.625%
                                                   due 6/15/2005                              1,003,390         1,007,610
                  A+       A1       3,000,000   Commercial Credit Co., 6.45% due
                                                   7/01/2002                                  3,005,880         3,021,690
                                                                                         --------------    --------------
                                                                                             13,259,270        13,414,637



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes (continued)                                                                    Intermediate Term Portfolio
Finance--                                       Bear Stearns Companies, Inc.:
Other--5.9%       A        A2      $2,000,000      6.50% due 7/05/2000                   $    1,996,360    $    2,012,080
                  A        A2       3,000,000      8.75% due 3/15/2004                        3,224,430         3,337,290
                  A+       A1       6,250,000   Dean Witter, Discover & Co., 6.75%
                                                   due 8/15/2000                              6,226,438         6,336,000
                  A        Baa1     3,000,000   Lehman Brothers Holdings Inc.,
                                                   7.375% due 5/15/2004                       3,107,100         3,105,690
                                                Salomon Inc.:
                  A        A2       2,000,000      6.50% due 3/01/2000                        2,000,000         2,010,480
                  A        A2       4,000,000      7.20% due 2/01/2004                        3,996,680         4,150,200
                  A        A2       1,000,000   Smith Barney Holdings, Inc., 7.375%
                                                   due 5/15/2007                                999,110         1,047,710
                  AA-      Aa3      2,000,000   The Travelers Corp., 9.50% due
                                                   3/01/2002                                  2,168,400         2,227,120
                                                                                         --------------    --------------
                                                                                             23,718,518        24,226,570

Industrial--      A+       A1       5,481,000   Anheuser-Busch Cos., Inc., 8.75%
Consumer--4.3%                                     due 12/01/1999                             6,189,909         5,734,770
                                                Nabisco, Inc.:
                  BBB      Baa2     5,000,000      6.70% due 6/15/2002                        4,997,050         5,064,200
                  BBB      Baa2     3,000,000      6.85% due 6/15/2005                        2,994,300         3,062,160
                  A        A2       3,500,000   Philip Morris Cos., Inc., 9% due
                                                   1/01/2001                                  3,576,195         3,739,540
                                                                                         --------------    --------------
                                                                                             17,757,454        17,600,670

Industrial--                                    Texaco Capital Inc.:
Energy--2.6%      A+       A1       2,000,000      6.875% due 7/15/1999                       1,996,120         2,020,660
                  A+       A1       2,000,000      9% due 12/15/1999                          2,342,460         2,101,600
                  BBB      Baa2     6,000,000   Ultramar Credit Corp., 8.625%
                                                   due 7/01/2002                              6,521,940         6,548,400
                                                                                         --------------    --------------
                                                                                             10,860,520        10,670,660

Industrial--                                    Applied Materials Inc.:
Manufacturing--   BBB+     A3       4,000,000      6.65% due 9/05/2000                        4,000,000         4,048,080
12.4%             BBB+     A3       4,300,000      6.75% due 10/15/2007                       4,297,205         4,316,598
                  A        A1       5,000,000   Ford Motor Credit Co., 7.75%
                                                   due 3/15/2005                              4,995,450         5,364,550
                                                General Motors Acceptance Corp.:
                  A-       A3       2,000,000      7.60% due 1/20/1998                        1,957,400         2,001,320
                  A-       A3       5,000,000      6.625% due 10/01/2002                      4,991,000         5,068,650
                  A-       A3       2,000,000      7.125% due 5/01/2003                       1,989,780         2,071,680
                                                Lockheed Martin Corp.:
                  BBB+     A3       1,000,000      6.625% due 6/15/1998                         999,870         1,003,300
                  BBB+     A3       2,500,000      6.55% due 5/15/1999                        2,498,800         2,512,900
                  BBB+     A3       8,000,000      6.85% due 5/15/2001                        8,018,810         8,144,080
                  AA+      Baa2     5,000,000   McDonnell Douglas Corporation, 6.30%
                                                   due 10/20/1999                             5,029,550         4,984,200
                  BBB      Baa1     5,000,000   Raytheon Company, 6.75% due 8/15/2007         4,987,750         5,100,850
                  BBB      Baa3     6,000,000   Seagate Technology, Inc., 7.125%
                                                   due 3/01/2004                              5,989,500         6,047,700
                                                                                         --------------    --------------
                                                                                             49,755,115        50,663,908



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997

SCHEDULE OF INVESTMENTS (continued)
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes (continued)                                                                    Intermediate Term Portfolio
Industrial--      A+       A1      $3,000,000   Bass America, Inc., 6.625%
Services--17.4%                                    due 3/01/2003                         $    2,825,520    $    3,046,290
                  A        A2       6,000,000   Carnival Cruise Lines, Inc., 7.70%
                                                   due 7/15/2004                              5,952,060         6,389,880
                  BBB-     Baa3     4,000,000   Comcast Corporation, 8.375% due
                                                   5/01/2007                                  4,060,680         4,454,804
                  A+       A1       3,500,000   Electronic Data Systems Corp., 6.85%
                                                   due 5/15/2000                              3,497,235         3,560,053
                                                News America Holdings, Inc.:
                  BBB-     Baa3     4,000,000      8.625% due 2/01/2003                       4,286,440         4,337,040
                  BBB-     Baa3     4,500,000      8.50% due 2/15/2005                        4,677,305         4,934,745
                  BBB+     Baa2     1,000,000   Oracle Corporation, 6.91% due 2/15/2007       1,000,000         1,001,000
                                                Sears, Roebuck & Co.:
                  A-       A2       2,500,000      9.25% due 4/15/1998                        2,837,275         2,520,950
                  A-       A2       7,000,000      8.45% due 11/01/1998                       7,762,380         7,126,700
                                                Service Corporation International:
                  BBB+     Baa1     1,000,000      6.75% due 6/01/2001                          996,940         1,011,650
                  BBB+     Baa1     1,500,000      7.20% due 6/01/2006                        1,495,455         1,559,790
                                                TCI Communications Inc.:
                  BBB-     Ba1      3,000,000      8.65% due 9/15/2004                        3,099,270         3,286,650
                  BBB-     Ba1      5,500,000      8% due 8/01/2005                           5,561,380         5,893,965
                  BBB-     Baa3     5,000,000   Time Warner Inc., 9.625% due 5/01/2002        5,586,000         5,586,150
                  BBB-     Ba1      5,000,000   Turner Broadcasting System, Inc.
                                                   (Class B), 7.40% due 2/01/2004             5,108,150         5,206,850
                                                Walt Disney Co.:
                  A        A2       4,812,625      6.85% due 1/10/2007++                      4,809,400         4,893,573
                  A        A2       6,000,000      (Class B), 6.75% due 3/30/2006             6,145,320         6,192,540
                                                                                         --------------    --------------
                                                                                             69,700,810        71,002,630

Industrial--      BBB-     Baa3     4,310,000   AMR Corporation, 9.50% due 7/15/1998          4,606,528         4,389,606
Transportation--  AA+      Aa3      4,000,000   Boeing Co. (The), 6.35% due 6/15/2003         3,599,960         4,023,160
5.6%                                            Norfolk Southern Corporation:
                  BBB+     Baa1     5,000,000      6.95% due 5/01/2002                        4,992,400         5,127,800
                  BBB+     Baa1     1,000,000      7.35% due 5/15/2007                          999,310         1,062,850
                                                Southwest Airlines, Inc.:
                  A-       A3       6,500,000      9.40% due 7/01/2001                        7,564,180         7,138,235
                  A-       A3       1,000,000      8% due 3/01/2005                             994,610         1,082,010
                                                                                         --------------    --------------
                                                                                             22,756,988        22,823,661

Utilities--       BBB-     Ba1      5,000,000   360 Communications Co., 7.50%
Communications--                                   due 3/01/2006                              5,170,100         5,224,050
7.6%              A+       A2       4,000,000   ALLTEL Corporation, 6.75% due 9/15/2005       3,938,400         4,091,280
                  A        Baa1     1,000,000   GTE Corp., 9.375% due 12/01/2000              1,090,310         1,083,190
                  A        A2       6,000,000   MCI Communications Corporation,
                                                   6.95% due 8/15/2006                        5,980,200         6,118,500
                                                Southwestern Bell Telecommunications Co.:
                  AA       Aa3      1,000,000      6.50% due 3/12/2003                        1,009,780         1,016,720
                  AA       Aa3      2,200,000      6.625% due 4/01/2005                       2,108,590         2,239,578
                  AA       Aa3      4,000,000      6.375% due 11/15/2007                      3,973,520         4,017,520
                                                US West Capital Funding, Inc.:
                  BBB+     Baa1     2,000,000      6.85% due 1/15/2002                        1,979,920         2,022,520
                  BBB+     Baa1     2,000,000      7.30% due 1/15/2007                        2,062,080         2,070,180
                  BBB-     Ba1      3,000,000   WorldCom, Inc., 7.75% due 4/01/2007           3,095,220         3,221,670
                                                                                         --------------    --------------
                                                                                             30,408,120        31,105,208



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1997


SCHEDULE OF INVESTMENTS (concluded)
                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                Issue                              Cost              Value

Bonds & Notes (concluded)                                                                    Intermediate Term Portfolio
Utilities--       A-       Baa1    $4,000,000   Arizona Public Service Company,
Electric--3.5%                                     6.75% due 11/15/2006                  $    3,905,840    $    4,067,840
                  AAA      Aaa      3,000,000   Cleveland Electric/Toledo Edison
                                                   (Class B), 7.13% due 7/01/2007             3,147,270         3,194,790
                                                Pennsylvania Power & Light Co.:
                  A-       A3       4,000,000      5.50% due 4/01/1998                        3,991,280         3,996,560
                  A-       A3       1,000,000      6.875% due 2/01/2003                       1,016,290         1,028,990
                  A-       A3       2,000,000   Public Service Electric & Gas Co.,
                                                   6.50% due 6/01/2000                        1,999,120         2,013,720
                                                                                         --------------    --------------
                                                                                             14,059,800        14,301,900

Yankee            A-       Baa1     1,500,000   Enersis S.A., 6.90% due 12/01/2006 (2)        1,496,130         1,480,935
Corporates*--     A        A1       2,000,000   Ford Capital B.V., 9.875% due
4.4%                                               5/15/2002 (3)                              2,300,380         2,263,140
                  A+       A2       3,000,000   Grand Metropolitan Investment Corp.,
                                                   6.50% due 9/15/1999 (3)                    3,040,120         3,018,300
                  BBB-     Ba2      3,000,000   Gruma, S.A. de C.V., 7.625% due
                                                   10/15/2007 (2)                             2,994,960         2,947,980
                  A+       A3       4,500,000   Hutchison Whampoa Finance Ltd., 6.95%
                                                   due 8/01/2007 (3)                          4,273,430         4,240,170
                  A-       A3       2,000,000   Israel Electric Corp. Ltd., 7.25% due
                                                   12/15/2006 (2)                             1,996,200         2,070,264
                  A        A2       2,000,000   Petroliam Nasional BHD, 6.875% due
                                                   7/01/2003 (2)                              1,972,960         1,899,066
                                                                                         --------------    --------------
                                                                                             18,074,180        17,919,855

Yankee            BBB+     A3       1,000,000   People's Republic of China, 6.625%
Sovereign*--                                       due 1/15/2003 (1)                            995,160           984,800
0.3%
                                                Total Investments in
                                                Bonds & Notes--96.2%                        387,024,497       392,452,125

Short-Term Securities

Repurchase                         11,409,000   HSBC Holdings PLC, purchased on
Agreements**--2.8%                                 12/31/1997to yield 6.57% to
                                                   1/02/1998                                 11,409,000        11,409,000

                                                Total Investments in
                                                Short-Term Securities--2.8%                  11,409,000        11,409,000


Total Investments--99.0%                                                                 $  398,433,497       403,861,125
                                                                                         ==============
Other Assets Less Liabilities--1.0%                                                                             4,086,100
                                                                                                           --------------
Net Assets--100.0%                                                                                         $  407,947,225
                                                                                                           ==============

Net Asset         Class A--Based on net assets of $181,600,358 and 15,710,141 shares outstanding           $        11.56
Value:                                                                                                     ==============
                  Class B--Based on net assets of $148,980,945 and 12,887,547 shares outstanding           $        11.56
                                                                                                           ==============
                  Class C--Based on net assets of $1,691,647 and 146,350 shares outstanding                $        11.56
                                                                                                           ==============
                  Class D--Based on net assets of $75,674,275 and 6,545,898 shares outstanding             $        11.56
                                                                                                           ==============

 *Corresponding industry groups for foreign securities which are denominated in US dollars:
  (1)Government Entity.
  (2)Industrial.
  (3)Financial Insitution.
**Repurchase Agreements are fully collateralized by US Government and Agency Obligations.
++Subject to principal paydowns.



